485BPOS		File Nos. 333-90260
Allianz High Five		811-05618
	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549
	FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	12	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	332	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on April 30, 2012 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 30, 2012
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS

THE ALLIANZ HIGH FIVE® VARIABLE ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Contract is a “flexible purchase payment” contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is “variable” because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term “Investment Options” refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is “deferred” because you do not begin receiving regular Annuity Payments immediately.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: April 30, 2012

This prospectus discusses three versions of the same Contract. The Original Contract first became available on September 20, 2002 and was replaced in all states except Washington by the May 2005 Contract. The May 2005 Contract first became available on May 1, 2005 and was replaced in all states except Washington by the February 2007 Contract. The body of this prospectus is written according to the features of the February 2007 Contract. The product features and expenses of the Original Contract and the February 2007 Contract differ in certain respects (see Appendix E to this prospectus). The only difference between the May 2005 Contract and February 2007 Contract is the amount of the mortality and expense risk charge (see the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge).

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choices we offer under our general account are the Fixed Period Accounts (FPAs). You can only allocate up to 50% of any Purchase Payment to the FPAs. However, if your Contract includes the Living Guarantees we will make transfers to and from the FPAs to support these guarantees and we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

Contracts with the Guaranteed Account Value (GAV) Benefit are subject to systematic transfers between your selected Investment Options and the FPAs. This means that you may not always be able to fully participate in any upside potential returns available from the Investment Options and your Contract Value may potentially be less than the Contract Value you would have had without the GAV Benefit. Transfers out of the FPAs may be subject to a Market Value Adjustment that may increase or decrease your Contract Value and/or the amount of the transfer.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL FusionSM Balanced Fund
AZL FusionSM Growth Fund
AZL FusionSM Moderate Fund
AZL® Growth Index Strategy Fund
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL® Allianz AGIC Opportunity Fund
BLACKROCK
AZL® BlackRock Capital Appreciation Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® Money Market Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund
COLUMBIA
AZL® Columbia Mid Cap Value Fund
AZL® Columbia Small Cap Value Fund
Columbia Variable Portfolio – Select Smaller-Cap Value Fund(1)
DAVIS
AZL® Davis New York Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio(3)
DREYFUS
AZL® Dreyfus Research Growth Fund
EATON VANCE
AZL® Eaton Vance Large Cap Value Fund
FEDERATED
AZL® Federated Clover Small Value Fund
FRANKLIN TEMPLETON
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(2)
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund

FRANKLIN TEMPLETON (continued)
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
INVESCO
AZL® Invesco Equity and Income Fund
AZL® Invesco Growth and Income Fund
AZL® Invesco International Equity Fund
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund
AZL® JPMorgan U.S. Equity Fund
MFS
AZL® MFS Investors Trust Fund
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley Mid Cap Growth Fund
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund
Oppenheimer Global Securities Fund/VA(3)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund®/VA(3)
PIMCO
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PRUDENTIAL
Jennison Portfolio
SP International Growth Portfolio
SCHRODER
AZL® Schroder Emerging Markets Equity Fund

(1)         Available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on March 11, 2011.

(2)	Available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

(3)	Available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 30, 2004.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

TABLE OF CONTENTS

Glossary		4		Distributions – Non-Qualified Contracts	51
Fee Tables		7		Distributions – Qualified Contracts	52
	Contract Owner Transaction Expenses	7		Assignments, Pledges and Gratuitous Transfers	53
	Contract Owner Periodic Expenses	8		Death Benefits	53
	Annual Operating Expenses of the Investment Options	8		Withholding	53
	Examples	9		Federal Estate Taxes	53
1.	The Variable Annuity Contract	10		Generation-Skipping Transfer Tax	54
	Ownership	11		Foreign Tax Credits	54
2.	Purchase	12		Annuity Purchases by Nonresident Aliens and
	Purchase Payments	12		Foreign Corporations	54
	Automatic Investment Plan (AIP)	13		Possible Tax Law Changes	54
	Allocation of Purchase Payments	13		Diversification	54
	Tax-Free Section 1035 Exchanges	14		Required Distributions	54
	Accumulation Units/ Computing the Contract Value	14	9.	Access to Your Money	55
3.	The Annuity Phase	15		Partial Withdrawal Privilege	56
	Income Date	15		Waiver of Withdrawal Charge Benefits	56
	Traditional Annuity Payments	15		Guaranteed Withdrawal Benefit (GWB)	56
	Guaranteed Minimum Income Benefit (GMIB)	16		Systematic Withdrawal Program	58
	Taxation of GMIB Payments	18		Minimum Distribution Program and Required
	Amount Used To Calculate GMIB Payments	18		Minimum Distribution (RMD) Payments	59
	GMIB Value	18		Suspension of Payments or Transfers	59
	GMIB Adjusted Partial Withdrawals	19	10.	Death Benefit	60
	Annuity Options	19		Traditional Guaranteed Minimum Death Benefit
	Partial Annuitization	22		(Traditional GMDB)	60
4.	Investment Options	23		Enhanced Guaranteed Minimum Death Benefit
	Substitution and Limitation on Further Investments	29		(Enhanced GMDB)	60
	Transfers Between Investment Choices	30		GMDB Adjusted Partial Withdrawal Formula	61
	Excessive Trading and Market Timing	31		When the Death Benefit Ends	61
	Dollar Cost Averaging (DCA) Program	33		Death of the Owner Under Inherited IRA Contracts	62
	Flexible Rebalancing	33		Death of the Owner and/or Annuitant Under
	Financial Advisers – Asset Allocation Programs	33		All Other Contracts	62
	Voting Privileges	34		Death Benefit Payment Options During the
5.	Our General Account	34		Accumulation Phase	65
	Fixed Period Accounts (FPAs)	35	11.	Other Information	66
	Market Value Adjustment (MVA)	37		Allianz Life	66
6.	Guaranteed Account Value (GAV) Benefit	39		The Separate Account	66
	Calculating the GAV	41		Distribution	66
	GAV Transfers	42		Additional Credits for Certain Groups	67
	The GAV Fixed Account Minimum	45		Administration/Allianz Service Center	68
	Resetting the GAV Benefit	45		Legal Proceedings	68
	Other Information on the GAV Benefit	45		Financial Statements	68
7.	Expenses	46		Status Pursuant to Securities Exchange Act of 1934	68
	Mortality and Expense Risk (M&E) Charge	46	12.	Table of Contents of the Statement of Additional
	Contract Maintenance Charge	46		Information (SAI)	68
	Withdrawal Charge	47	13.	Privacy and Security Statement	69
	Transfer Fee	49	Appendix A – Condensed Financial Information		71
	Premium Tax	49	Appendix B – GMIB Value Calculation Examples		78
	Income Tax	49	Appendix C – GAV Calculation Examples		79
	Investment Option Expenses	49	Appendix D – Death Benefit Calculation Examples		81
8.	Taxes	49	Appendix E – The Original Contract		83
	Annuity Contracts in General	50	Appendix F – Withdrawal Charge Examples		86
	Qualified Contracts	50	For Service or More Information		88
	Multiple Contracts	51	Addresses for mailing checks		88
	Partial 1035 Exchanges	51

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.

The following is a list of common abbreviations used in this prospectus:

FPA	=	Fixed Period Account	GWB	=	Guaranteed Withdrawal Benefit
GAV	=	Guaranteed Account Value	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	MVA	=	Market Value Adjustment
GMIB	=	Guaranteed Minimum Income Benefit

Account Period – the length of time for a Fixed Period Account. Account Periods range from one to ten years.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.

Annuity Options – the income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase for any Contract Value you apply to a Partial Annuitization.

Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.

Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.

February 2007 Contract – this Contract was available in all states except Washington.

Financial Professional – the person who advises you regarding the Contract.

Fixed Account Value – the portion of your Contract Value that is in our general account during the Accumulation Phase.

FPAs (Fixed Period Accounts) – a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, sent to and received by the Service Center from the correct mailing address. If you have questions about the information we require, please contact the Service Center.

GAV (Guaranteed Account Value) Benefit – a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in investment gains from prior anniversaries.

GAV Fixed Account Minimum – if your Contract includes the Living Guarantees, this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GAV Benefit.

GAV Transfers – if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GAV Benefit.

GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values.

GMIB (Guaranteed Minimum Income Benefit) – a benefit under the Living Guarantees (in most states) that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB Payment – fixed Annuity Payments we make under the GMIB.

GWB (Guaranteed Withdrawal Benefit) – a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

Living Guarantees – a benefit package that includes the GAV Benefit, the GMIB and the GWB.

MAV (Maximum Anniversary Value) – a calculation used in determining the GMIB value and the Enhanced GMDB value.

May 2005 Contract – this Contract first became available on May 1, 2005 and was replaced in all states except Washington by the February 2007 Contract.

MVA (Market Value Adjustment) – a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.

Original Contract – this Contract first became available on September 20, 2002 and was replaced in all states except Washington by the May 2005 Contract.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes a GMIB).

Payee – the person or entity who receives Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put into the Contract.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Separate Account Value – the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section.

Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.

True Up – an amount we may pay into your Contract under the GAV Benefit.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

FEE TABLES

The following tables describe the fees and expenses that you pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES(1)

Withdrawal Charge During the Accumulation Phase(2),(3)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8%
1	8%(4)
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%

Transfer Fee(5)………………………………….......	$25
Premium Tax(6)……………………………………...	0% to 3.5%
(as a percentage of each Purchase Payment)

(1)
Amounts withdrawn or transferred out of a FPA may be subject to an MVA. This MVA may increase or decrease your Contract Value and/or your transfer or withdrawal amount. For more information, please see section 5, Our General Account – Market Value Adjustment (MVA).

(2)
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution payment in the same Contract Year and before any MVA. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.

(3)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.

(4)	7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.

(5)
The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. The following transfers are not subject to a transfer fee and do not count against any free transfers we allow: dollar cost averaging transfers, flexible rebalancing transfers, and GAV Transfers. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses – Transfer Fee.

(6)
It is our current practice not to make deductions from the Contract Value to reimburse ourselves for premium tax that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses – Premium Tax.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

CONTRACT OWNER PERIODIC EXPENSES

The next tables describe the fees and expenses that you pay periodically during the time that you own your Contract, not including the Investment Options’ fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge.

During the Accumulation Phase:

Contract Maintenance Charge(7)………………...	$40
(per Contract per year)
Separate Account Annual Expenses
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

	M&E Charge
	February 2007 Contract and Original Contract issued on or after June 22, 2007	Original Contract issued before June 22, 2007 and May 2005 Contract
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%
During the Annuity Phase:

Contract Maintenance Charge(7)………………...	$40
(per Contract per year)
Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of each Investment Option’s net asset value.

M&E Charges(8)
February 2007 Contract and Original Contract issued on or after June 22, 2007	1.25%
Original Contract issued before June 22, 2007 and May 2005 Contract	1.40%

(7)
We waive the contract maintenance charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. For more information, please see section 7, Expenses – Contract Maintenance Charge.

(8)
Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have a different M&E charge on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2011, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.52%	1.70%
*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers. You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

We deduct the total $40 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value, at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000 (see section 7, Expenses – Contract Maintenance Charge). A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

a)	February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Enhanced GMDB

(the highest M&E charge of 1.45%).

b)	February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Traditional GMDB

(the lowest M&E charge of 1.25%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	a)	$1,158	$1,791	$2,349	$3,857
	b)	$1,138	$1,733	$2,252	$3,671
0 .52% (the minimum Investment Option operating expense)	a)	$1,040	$1,438	$1,762	$2,696
	b)	$1,020	$1,377	$1,659	$2,484

In Alabama, Oregon, Pennsylvania, Utah and Washington, the lower withdrawal charge would result in slightly lower expense examples.

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	a)	$ 358	$1,091	$1,849	$3,857
	b)	$ 338	$1,033	$1,752	$3,671
0 .52% (the minimum Investment Option operating expense)	a)	$ 240	$ 738	$1,262	$2,696
	b)	$ 220	$ 677	$1,159	$2,484
*	Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states, and GMIB Payments are not available until the fifth Contract Anniversary.

See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges for the February 2007 Contract and Original Contract issued on or after June 22, 2007. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date if you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Accumulation Phase ends on the Business Day we first receive in Good Order at our Service Center the death benefit payment option and due proof of death, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the fifth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portions of the Contract are in the Accumulation Phase and other portions are in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have ended, as indicated in section 3, The Annuity Phase.

*	GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choices available during the Accumulation Phase are the Fixed Period Accounts (FPAs). You can allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states, the FPAs may only be available for GAV Transfers we make if your Contract includes the Living Guarantees. In addition, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary in order to support the Living Guarantees. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in the FPAs, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment. For more information, please see section 5, Our General Account – Market Value Adjustment (MVA).

We do not make any changes to your Contract without your permission except as may be required by law.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

The Contract ends when:

•	the Accumulation Phase ends,

•	the Annuity Phase, if any, ends and/or

•	all applicable death benefit payments have been made.

For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract end although the Annuity Phase never began and we did not make any death benefit payments.

State Specific Contract Restrictions

The Contract is subject to the law of the state in which it was issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

Owner

You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change becomes effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner becomes the sole primary Beneficiary. We then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Annuitant

The Annuitant is the individual on whose life we base Annuity Payments. You designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses. For jointly owned Contracts, if the Annuitant dies before the Annuity Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

Payee

The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner, but we may allow you to name a different Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.

Beneficiary

The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit is paid to your estate.

NOTE: For jointly owned Contracts, the sole primary Beneficiary is the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

Assignment, Changes of Ownership and Other Transfers of a Contract

An authorized request specifying the terms of an assignment (including any collateral assignment, change of ownership or other transfers of a Contract) must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We are not liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We are not responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2.	PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.

•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•
You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date). In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted.

•	The maximum total amount we accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

•
If you purchased this Contract as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment were directly transferred into this Contract (see section 9, Access to Your Money – The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We do not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes – Qualified Contracts – Inherited IRA.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer or rollover. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.

We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change AIP at any time. We must be notified by the first of the month in order to stop or change AIP for that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

AIP is no longer available to you after the Income Date on which you take a Full Annuitization.

ALLOCATION OF PURCHASE PAYMENTS

We allocate your Purchase Payments to the Investment Choices you select. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices do not change the future allocation instructions. If you do not change your allocation instructions, we allocate any additional Purchase Payments according to your future Purchase Payment allocation instructions. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. In some states, you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make. In addition, if your Contract includes the Living Guarantees, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary.

You can change your future allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center, or by our website. We do not currently accept future Purchase Payment allocation instructions from you via email or other electronic communications, other than our website. These other communication methods may be available to you in the future. Changes to your future allocation instructions we receive in Good Order, in writing or by telephone at our Service Center, or by our website, are effective on the Business Day that we receive them. If you change your future allocation instructions by writing or telephone, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. Future allocation instructions that you submit on our website do not change your allocation instructions for the automatic investment plan or flexible rebalancing program. To change your allocation instructions for this plan or program, you must send us your future allocation instructions by phone, fax or mail. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted the payment. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus (1350 Energy Lane, Suite 200), which may delay processing.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccounts (Separate Account Value) increase and decrease based upon the investment performance of the Investment Option(s) you choose. Your Contract Value is also affected by the charges of the Contract, any interest you earn on any general account Investment Choices, and any MVAs made due to amounts removed from the FPAs. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

•	Adding declared distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV).

•	That result is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary reflects the number and value of the Accumulation Units at the end of the previous Business Day.)

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day’s price.

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, the amount payable is the amount that would have been provided at the true age or gender.

*	GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.

INCOME DATE

The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different Income Date, but any such request is subject to applicable law and our approval. The extension available to you may vary depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. Some states may require us to allow you to select an earlier Income Date. The Income Date cannot be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary (and certain other conditions must also be met).

Your election to start Annuity Payments may involve an MVA if any of your Contract Value is in a FPA on the Income Date.

NOTE: You must take a Full Annuitization of your total Contract Value on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you no longer have a Contract Value, any periodic withdrawal or payments (other than Annuity Payments) stop, and the death benefit ends. In addition, if your Contract includes the Living Guarantees, the FPAs and the Guaranteed Withdrawal Benefit are no longer available to you and you no longer receive any True Ups.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

We base Annuity Payments on your Contract Value.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Under a fixed payout, all of the Annuity Payments are the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event do we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose a variable payout, the dollar amount of the payments depend upon the following factors.

•	The Contract Value (adjusted for any applicable MVA) on the Income Date.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant, where permitted.

•	The Annuity Option you select.

•	The assumed investment rate (AIR) you select.

•	Your Contract’s mortality table.

•	The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments decrease.

If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We do not allow you to apply amounts of less than $5,000 to an Annuity Option. If your Contract Value, adjusted for any applicable MVA is less than $5,000 on the Income Date, we refund that amount to you. Currently, it is our business practice that your initial Traditional Annuity Payment must be $100 or more.

Each portion of the Contract that you apply to Traditional Annuity Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	When the Contract ends.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

In most states, if you chose to include Living Guarantees in your Contract, the Living Guarantees include a GMIB. Living Guarantees were only available at Contract issue and once selected, the Living Guarantees cannot be removed from your Contract. You must hold the Contract for five complete Contract Years before you can exercise the GMIB.

If you purchased this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

The GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

The annuity income protection provided by the GMIB applies only under the following circumstances.

•	Your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary.

•	GMIB Payments can only be made as fixed payments regardless of the Annuity Option you select.

•	You must select a lifetime income Annuity Option (Annuity Options 1-5).

Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.

If you exercise the GMIB under a Full Annuitization:

•	The Accumulation Phase ends and the Annuity Phase begins.

•
The portion of the Contract that you apply to the GMIB is no longer subject to the M&E charge, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.25% M&E charge for the February 2007 Contract and the Original Contract issued on or after June 22, 2007.

•	The GMDB endorsement ends.

If you exercise the GMIB under a Partial Annuitization*:

•	The Annuity Phase begins and the Accumulation Phase continues.

•
The portion of the Contract that you apply to the GMIB is no longer subject to the M&E charge, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate M&E charge.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The Partial Annuitization reduces each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.

•	GMIB Payments do not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

*	Not available if the GMIB value is less than the Contract Value.

If you take a Partial Annuitization, you cannot do any of the following.

•	Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.

•	Transfer amounts from one Annuity Payment stream to another.

•	Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the five-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments are treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments. That is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment are considered to be a return of your investment and not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment most likely is subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments are not generally subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment.

GMIB VALUE

If the older Owner is age 80 on the Issue Date, your GMIB value before the date of your death is equal to the total Purchase Payments received minus each GMIB adjusted partial withdrawal taken.

If all Owners are age 79 or younger on the Issue Date, your GMIB value before the date of your death is equal to the greater of:

•	total Purchase Payments received minus each GMIB adjusted partial withdrawal taken, or

•	the MAV.

Calculating the MAV

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day, and

•	reduced by any GMIB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

GMIB ADJUSTED PARTIAL WITHDRAWALS

Any GMIB Partial Annuitizations you take will reduce the GMIB value by the dollar amount applied to the GMIB Payments.

For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: PW x GMIB

For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: FPW + (RPW x GMIB)

PW	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
FPW	=
The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.

RPW	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
GMIB	=	The greater of one, or the ratio of (a) divided by (b) where:
(a) = The GMIB value on the day of (but before) the partial withdrawal.
(b) = The Contract Value on the day of (but before) the partial withdrawal or traditional Partial Annuitization, adjusted for any applicable MVA.
Any withdrawals taken in the first two Contract Years and any traditional Partial Annuitizations you take may reduce the GMIB value by more than the amount withdrawn or annuitized. Beginning on the second Contract Anniversary, any withdrawals you take in excess of the partial withdrawal privilege may reduce the GMIB values by more than the amount withdrawn. For these withdrawals and annuitizations, if the Contract Value at the time of withdrawal or annuitization is greater than or equal to the GMIB value, we will reduce the GMIB value by the dollar amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the GMIB value, we will reduce the GMIB value by more than the amount withdrawn or annuitized.

Please see Appendix B for examples of calculations of the GMIB value.

ANNUITY OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments usually are lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.

(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D)	=
The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E)	=	Dollar value of first variable Traditional Annuity Payment.

(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.

We base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

Option 6. Specified Period Certain Annuity. This option is only available for fixed Traditional Annuity Payments in the state of Florida. Under this option, we make Traditional Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of specified period certain, then we continue to make Traditional Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available to you under a Partial Annuitization.

NOTE: For owners that are younger than age 59½, your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

PARTIAL ANNUITIZATION

Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments beginning on the fifth Contract Anniversary. GMIB Partial Annuitizations are only available if the GMIB value is greater than the Contract Value. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract ends.

You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract ends. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization decreases the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the Living Guarantees, it also decreases the GAV and GMIB value. This decreases the amounts available for withdrawals, additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization reduces the GAV, GMIB and GMDB values differently. For more information, see section 3, The Annuity Phase – GMIB Adjusted Partial Withdrawals; section 6, Guaranteed Account Value (GAV) Benefit; section 7, Expenses – Withdrawal Charge; and section 10, Death Benefit – GMDB Adjusted Partial Withdrawal Formula.

For tax purposes, Annuity Payments we make under a Partial Annuitization are treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

4.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options’ prospectuses. To obtain a current prospectus for any of the Investment Options, contact your Financial Professional or call us at the toll free telephone number listed at the back of this prospectus.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. For more information about share classes, see the Investment Options’ prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a “fund of funds” and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not charge service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Allianz Global Investors Capital and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

ALLIANZ GLOBAL INVESTORS CAPITAL
Managed by Allianz Investment Management LLC/Allianz Global Investors Capital LLC	AZL Allianz AGIC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies (believed by the subadviser to have above-average growth prospects), with market capitalizations of less than $2 billion at the time of investment.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

	Columbia Variable Portfolio – Select Smaller-Cap Value Fund	Small Cap	Long-term capital growth
At least 80% of net assets in equity securites of companies  with market capitalizations of up to $2 billion or within the range of the Russell 2000 Index at the time of purchase. May invest up to 25% in foreign investments.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis New York Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
	Davis VA Value Portfolio	Large Value	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Research Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
FRANKLIN TEMPLETON
Managed by Franklin Templeton Institutional, LLC	Franklin Global Real Estate Securities Fund	Specialty	High Total Return	At least 80% of net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Managed by Franklin Advisers, Inc.	Franklin Growth and Income Securities Fund	Large Value	Capital appreciation, with current income as a secondary goal	Invests predominantly in equity securities, including securities convertible into common stock.
	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
	Franklin Large Cap Growth Securities Fund	Large Growth	Capital appreciation	At least 80% of net assets in investments of large capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Rising Dividends Securities Fund	Mid Cap	Long-term capital appreciation with preservation of capital as an important consideration	At least 80% of net assets in investments of companies that have paid rising dividends.
Managed by Franklin Advisers, Inc.	Franklin Small–Mid Cap Growth Securities Fund	Mid Cap	Long-term capital growth	At least 80% of net assets in investments of small capitalization and mid capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Small Cap Value Securities Fund	Small Cap	Long term total return	At least 80% of net assets in investments of small capitalization companies.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Managed by Franklin Mutual Advisers, LLC	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
Managed by Templeton Investment Counsel, LLC	Templeton Foreign Securities Fund	International Equity	Long-term capital growth	Normally invests at least 80% of net assets in investments of issuers located outside the U.S., including those in emerging markets.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of total assets in REITs and up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging markets.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers primarily from developed countries other than the U.S.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

Managed by OppenheimerFunds, Inc.	Oppenheimer Global Securities Fund/VA	International Equity	Long-term capital appreciation	Invests mainly in common stocks of U.S. and foreign issuers, currently with an emphasis in developed markets.
	Oppenheimer High Income Fund/VA	High-Yield Bonds	High level of current income	Invests in a variety of high-yield debt securities of domestic and foreign issuers with at least 65% of total assets in high-yield, lower-grade fixed income securities commonly known as “junk” bonds.
	Oppenheimer Main Street Fund®/VA	Large Blend	High total return	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PRUDENTIAL
Managed by Prudential Investments LLC/Jennison Associates LLC	Jennison Portfolio	Large Growth	Long-term growth of capital	At least 65% of total assets in equity and equity-related securities of U.S. companies that the adviser believes to have above average growth prospects.
Managed by Prudential Investments LLC/ Jennison Associates LLC, William Blair & Company LLC and Marsico Capital Management LLC	SP International Growth Portfolio	International Equity	Long-term growth of capital	Invests primarily in equity-related securities of foreign issuers with at least 65% of its total assets in common stocks of foreign companies operating or based in at least five different countries.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option’s Board of Directors monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options’ advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option’s assets on an ongoing basis, over time they increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

TRANSFERS BETWEEN INVESTMENT CHOICES

You can make transfers among the Investment Choices, subject to certain restrictions. Currently there is no maximum limit on the number of transfers we allow, but we may change this in the future. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses – Transfer Fee. Also, transfers from the FPAs may be subject to an MVA. There is no minimum required transfer amount.

The following applies to any transfer.

•	Your request for a transfer must clearly state:

–	which Investment Choices are involved in the transfer; and

–	how much you wish to transfer.

•	Transfers from a FPA may be subject to an MVA.

•
If your Contract includes the Living Guarantees, you can make transfers from the FPAs to the extent that the GAV Fixed Account Minimum is met (see section 6, Guaranteed Account Value (GAV) Benefit – The GAV Fixed Account Minimum). These transfers may be subject to an MVA unless the transfers are made within 30 days before the end of the Account Period. In some states you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make.

•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.

•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

•	Transfers of Contract Value between Investment Options do not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values and/or Annuity Unit values.

Electronic Transfers

You can currently request transfers by telephone, fax, or by website at http:// www.allianzlife.com. We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf. We use reasonable procedures to confirm that electronic instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request and to discontinue or modify our electronic transfer privileges at any time and for any reason.

When you make an electronic transfer request, we process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If a Service Center representative does not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your transfer request in writing to our Service Center.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

By authorizing electronic transfers, you authorize us to accept and act upon such instructions for your Contract. There are risks associated with electronic transactions that do not occur if you submit a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we cannot verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions to the extent permitted by federal securities laws.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

DOLLAR COST AVERAGING (DCA) PROGRAM

The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, your Contract Value may be less susceptible to the impact of market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.

All DCA transfers are made on the tenth of the month or the next Business Day if the tenth is not a Business Day. We must receive your DCA program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers, or your program participation does not begin until next month. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program ends when any of the following occurs.

•	The number of desired transfers has been made.

•	You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount is dollar cost averaged and the program ends).

•	You request to end the program (your request must be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the tenth to end that month).

•	your Contract ends.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers are made on the 20th of the month or the previous Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process this rebalancing, or you program does not begin until next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. If your Contract includes the Living Guarantees, the automatic transfers that we make (GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end your participation in this program, your request must also be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½, withdrawals may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

5.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

Currently, the only general account Investment Choices we offer under this Contract during the Accumulation Phase are the Fixed Period Accounts (FPAs). Any amounts you allocate to the FPAs, as well as any amounts we transfer to the FPAs under the Living Guarantees become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability and the priority rights of our other creditors. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

FIXED PERIOD ACCOUNTS (FPAs)

FPAs are a type of Investment Choice available under our general account. We will credit any amount in the FPAs with interest. FPAs are available only during the Accumulation Phase. Money removed from an FPA may be subject to an MVA, which may increase or decrease your Contract Value and/or the amount of the withdrawal or transfer.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.

You can allocate up to 50% of any Purchase Payment to an FPA. However, in some states the FPAs may only be available for GAV Transfers we make under the Living Guarantees. In addition, under the Living Guarantees we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. If you allocated any portion of the initial Purchase Payment to an FPA on the Issue Date, we applied that amount to an FPA with a ten-year Account Period. We will also apply any additional transfers or portions of Purchase Payments allocated to an FPA during the first Contract Year to this ten-year Account Period. Similarly, a nine-year Account Period is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years, allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available. Please see the following table for more information.

Contract Year	FPA Account Period	Contract Year	FPA Account Period	Contract Year	FPA Account Period
1	10 years	6	5 years	11	5 years
2	9 years	7	4 years	12	4 years
3	8 years	8	3 years	13	3 years
4	7 years	9	2 years	14	2 years
5	6 years	10	1 year	15	1 year
Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the “Market Value Adjustment (MVA)” discussion later in this section).

Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.

Any withdrawal or transfer (whether through your request or through the GAV Transfers we make to maintain the Living Guarantees) from an FPA may be subject to a Market Value Adjustment. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: We will first take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a first-in, first-out (FIFO) basis. That is, a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on. If your Contract includes the Living Guarantees and you take a partial withdrawal that eliminates your Contract Value in the Investment Options, your Contract Value will remain in the FPAs until such time as the mathematical model that supports the Living Guarantees initiates a GAV Transfer from the FPAs to the Investment Options.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES: Your ability to make transfers from the FPAs is subject to the GAV Fixed Account Minimum. You can request a transfer from the FPAs that would reduce the Fixed Account Value in the FPAs below this minimum by resetting the GAV Benefit (see “The GAV Fixed Account Minimum” and “Resetting the GAV Benefit” discussions in section 6, Guaranteed Account Value (GAV) Benefit).

IF YOUR CONTRACT DOES NOT INCLUDE THE LIVING GUARANTEES: If you request a partial transfer or partial withdrawal from the FPAs and the amount you request to receive is greater than the Fixed Account Value in the FPAs after adjustment for any applicable MVA, we will treat your request as a request for a complete transfer or full withdrawal from the FPAs. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs.

FOR CONTRACTS ISSUED IN MINNESOTA: We hold amounts allocated to the FPAs in a nonunitized separate account that we established under Minnesota insurance law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the FPAs. This guarantee is based on the continued claims paying ability of Allianz Life.

FOR CONTRACTS ISSUED IN ALABAMA, OREGON, PENNSYLVANIA, UTAH AND WASHINGTON: The FPAs are not directly available to you and they are not subject to a Market Value Adjustment. The FPAs are only available to receive GAV Transfers that we make during the Accumulation Phase if your Contract includes the Living Guarantees. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value to or from the FPAs. You also cannot request withdrawals directly from the FPAs. If your Contract includes Living Guarantees and you request a partial withdrawal, we will take the partial withdrawal proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a FIFO basis.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

MARKET VALUE ADJUSTMENT (MVA)

An MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.

We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, death claims, or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.

Upon a transfer or withdrawal of Contract Value from the FPAs, we will apply the MVA to the amount of the withdrawal or transfer. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA from which amounts are being removed to the current interest rate offered on new allocations to an FPA of the same Account Period. An MVA can be either positive or negative depending on the interest rate currently offered on an FPA as shown in the following table. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

If the interest rate on the FPA from which amounts are being removed is…	then the MVA is…
Less than the current interest rate for new allocations to an FPA of the same Account Period	negative
Equal to the current interest rate for new allocations to an FPA of the same Account Period	zero
Greater than the current interest rate for new allocations to an FPA of the same Account Period	positive

The MVA formula is [(1 + I) / (1 + J)]N where:
I	=	Current interest rate earned in the FPA from which amounts are being transferred or withdrawn.
J	=	Current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
N	=	Number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.

The MVA is also subject to a minimum and a maximum. The minimum and maximum apply upon partial withdrawal/transfer or complete withdrawal/transfer.

The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
	(a)	=	The FPA guaranteed minimum value.
	(b)	=	All allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
	(c)	=	The Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
	(a)	=	The Fixed Account Value.
	(b)	=	The FPA guaranteed minimum value
	(c)	=	All allocations to the FPAs, less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

The FPA guaranteed minimum value is equal to:

•
87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 1%-3% depending on your state).

Plus

•
Upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

All previous partial withdrawals and transfers in this calculation of the FPA guaranteed minimum value do not reflect any MVA.

MVA Examples

The following examples show the effect of the MVA on a Contract.

•	You purchased a February 2007 Contract with an initial Purchase Payment of $100,000 on January 1. You did not select the Living Guarantees. The FPA guaranteed minimum value interest rate is 3%.

•	You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.

•	You make no additional Purchase Payments.

•	On July 1 of your sixth Contract Year, your Fixed Account Value in the FPA is $13,774.58. The sixth Contract Year is not a leap year.

•
The withdrawal charge period for your initial Purchase Payment has not expired by the sixth Contract Year, so there will be a withdrawal charge of 4% on Purchase Payments withdrawn from the Contract during the sixth Contract Year.

•	The Contract Value on the day of (but before) the withdrawal in the sixth Contract Year is $137,745.77.

The partial withdrawal privilege for the sixth Contract Year is 12% of total Purchase Payments = 12% x $100,000 = $12,000.

The withdrawal charge for full withdrawals during the sixth Contract Year is 4% of total Purchase Payments = 4% x $100,000 = $4,000.

The percentage of Contract Value in the FPAs in the sixth Contract Year = $13,774.58 / $137,745.77 = 10%.

The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:
87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days =
((87.5% x $10,000) – $0) x 1.03 ((181/365) + 5) = ………………………………………………………………………	$10,293.43
Plus
Upon full withdrawal, the amount of the withdrawal charge that we assign to the FPAs (which is the
percentage of Contract Value in the FPAs) = 10% x $4,000 = ……………………………………………….....	+ 400.00
$10,693.43
The MVA minimum on July 1 of the sixth Contract Year is equal to:
The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs less partial
withdrawals and transfers, divided by (c) the Fixed Account Value = $10,693.43 / $13,774.58 = …………...	0.776316

The MVA maximum on July 1 of the sixth Contract Year is equal to:
(a) The Fixed Account Value divided by the greater of (b) the FPA guaranteed minimum value, or (c)
all allocations to the FPAs less partial withdrawals and transfers = $13,774.58 / $10,693.43 = ……………..	1.288135

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Example of a positive MVA on full withdrawal from the Fixed Period Account on July 1 of the sixth Contract year:

Assume that the current interest rate for an FPA with a five-year Account Period is 5%.

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.05] ((184/365) + 4) = 1.043618.

Because the MVA is less than the MVA maximum (1.288135), we will use the MVA to calculate the amount of the withdrawal after application of the MVA, which is $13,774.58 x 1.043618 = $14,375.40.

Next we compute the withdrawal charge. The partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge. The amount of the withdrawal subject to the withdrawal charge = $14,375.40 - $12,000 = $2,375.40. The amount of the withdrawal charge = $2,375.40 x 4% = $95.02.

In other words, the amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA and deduction of the withdrawal charge = $14,375.40 - $95.02 = $14,280.38.

Example of a negative MVA on a partial withdrawal or transfer from a Fixed Period Account on July 1 of the sixth Contract Year:

Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request a partial withdrawal of $4,000 from the FPA.

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.07] ((184/365) + 4) = 0.958589.

Because the MVA is more than the MVA minimum (0.776316), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA is: $4,000 / 0.958589 = $4,172.80.

Next, we would compute the withdrawal charge. Because the partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge, there will be no withdrawal charge for this partial withdrawal. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.

If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would apply the MVA to the amount transferred, instead of applying the MVA to the Fixed Account Value in the FPA. The amount we would transfer into the Investment Options is: $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).

NOTE: We will not apply MVAs to GAV Transfers out of the FPAs initiated by us, effective for all Contracts issued on or after December 1, 2006 or such later date as this change is approved in your state. For Contracts issued before this date, you can opt out of having MVAs applied to GAV Transfers from the FPAs. An opt out will be effective as of the Business Day we receive your request in good order at our Service Center.

6.	GUARANTEED ACCOUNT VALUE (GAV) BENEFIT

Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, for Contracts with the Living Guarantees, the GAV Benefit is intended to provide a level of protection for the principal you invested five or more years ago and to lock in any investment gains from five or more Contract Anniversaries ago.

The Living Guarantees were only available at Contract issue. The Living Guarantees cannot be added to an existing Contract after it is issued or removed from your Contract. The Living Guarantees provide a long term GAV Benefit during the Accumulation Phase with no additional fee or charge. To maintain the guarantee, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the “GAV Transfers” discussion later in this section).

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

The GAV Benefit guarantees that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or when the Contract ends) your Contract Value will at least equal the GAV established five years ago, less all GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference.

You do not have any protection under the GAV Benefit unless you hold the Contract for at least five years. Your Purchase Payments are not protected under the GAV Benefit until we have had them for at least five years.

Assuming no partial withdrawals, the GAV Benefit has the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or when the Contract ends), your Contract Value will be at least equal to the initial GAV, or the GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a “high water mark.” For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees that your Contract Value will be at least the highest GAV established on the Issue Date, or on any Contract Anniversary, up to and including, the seventh Contract Anniversary, that is, the “high water mark” from that period. However, the GAV Benefit does not provide any protection until the fifth Contract Anniversary. In addition the GAV does not lock in any gains until five years after they occur, and the GAV does not automatically lock in any gains that occur between anniversaries.

As noted above, if on a Contract Anniversary, your Contract Value is less than the GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to the application of this payment as a “True Up.” Because the True Ups increase your Contract Value, they will also increase the total dollar amount (but not the percentage) of the M&E charge you pay.

An additional Purchase Payment will immediately increase your Contract Value, but does not become part of the value guaranteed by the GAV Benefit until it is at least five years old. Therefore, a large additional Purchase Payment may diminish the advantage of the GAV Benefit by decreasing the likelihood that you would receive a True Up to your Contract. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago, then we True Up your Contract Value to equal that GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago, then we would not make a True Up to your Contract. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GAV by an amount greater than the withdrawal itself. If the Contract Value at the time of withdrawal is greater than the GAV, the GAV will be reduced by the dollar amount of the withdrawal. If the Contract Value at the time of withdrawal is less than the GAV, the GAV will be reduced by more than the withdrawal amount.

NOTE:  You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the FPAs will no longer be available to you and you will no longer receive any True Ups under the Living Guarantees.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

CALCULATING THE GAV

The initial GAV is equal to all Purchase Payments received during the first 90 days of your Contract, less any GAV adjusted partial withdrawals taken during this period. Adjusted partial withdrawals include withdrawals and any amounts applied to Partial Annuitizations. Additional Purchase Payments will increase the GAV on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the GAV proportionately. We also recalculate the GAV on every Contract Anniversary as follows.

On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
A =
The initial GAV, plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.

B =	Your Contract Value on the first Contract Anniversary.
On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
C =
The GAV from the previous Contract Anniversary plus any additional Purchase Payments received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.

D =	Your Contract Value on that Contract Anniversary.
For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: a x b
For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: c + (d x b)

For GMIB Partial Annuitizations, a GAV adjusted partial withdrawal is equal to: …………………………………..	GMIBPA x GAV1
GMIB

(a)	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
(b)	=	The greater of one, or the ratio of (e) divided by (f) where:
(e) = The GAV on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
(f) = The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
(c)	=
The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in part (d) of this formula.

(d)	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.

GMIBPA	=	The amount of any GMIB value applied to a GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization.
GAV1	=	The GAV on the day of (but before) the GMIB Partial Annuitization.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

GAV Example

•
You purchased a February 2007 Contract and selected the Living Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments. Therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.

•
You take no partial withdrawals or Partial Annuitizations. Therefore, the calculations of the GAV that follows will only take into account the previous GAV and the current Contract Value on the Contract Anniversary. For information on how these calculations would be effected by a partial withdrawal, please see Appendix C.

•
The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000.

The initial GAV…………………………………………………………………………………………………………………………...	$100,000
The GAV on the first Contract Anniversary equals the greater of: (A) the initial GAV, which is the initial Purchase
Payment of $100,000; or (B) the Contract Value on the first Contract Anniversary, which is $120,000…………………	$120,000
The GAV on the second Contract Anniversary equals the greater of: (C) the GAV from the first Contract Anniversary
($120,000); or (D) the Contract Value on the second Contract Anniversary, which is $115,000…………………………	$120,000
The GAV on the third Contract Anniversary equals the greater of: (C) the GAV from the second Contract Anniversary
($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $119,000…………………………….	$120,000
The GAV on the fourth Contract Anniversary equals the greater of: (C) the GAV from the third Contract Anniversary
($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $121,000…………………………….	$121,000
Applying the GAV Benefit

•
On the fifth Contract Anniversary the Contract Value is $105,000. The initial GAV established five years ago is $100,000. The fifth anniversary Contract Value is greater than the initial GAV, so there is no True Up on the fifth Contract Anniversary.

•
On the sixth Contract Anniversary the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. The sixth anniversary Contract Value is less than the GAV from the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options on the sixth Contract Anniversary.

•
On the seventh Contract Anniversary the Contract Value is $122,000. The GAV from five years ago (the second Contract Anniversary) is $120,000. The seventh anniversary Contract Value is greater than the GAV established five years ago on the second Contract Anniversary so there is no True Up on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

	Contract Value	GAV	Contract Value guaranteed under the GAV Benefit (does not apply until the 5th Contract Anniversary)	Amount of GAV True Up (does not apply until the 5th Contract Anniversary)	Contract Value after any GAV True Up
Issue	$100,000	$100,000	-	-	$100,000
1st Contract Anniversary	$120,000	$120,000	-	-	$120,000
2nd Contract Anniversary	$115,000	$120,000	-	-	$115,000
3rd Contract Anniversary	$119,000	$120,000	-	-	$119,000
4th Contract Anniversary	$121,000	$121,000	-	-	$121,000
5th Contract Anniversary	$105,000	$121,000	$100,000	None	$105,000
6th Contract Anniversary	$108,000	$121,000	$120,000	$12,000	$120,000
7th Contract Anniversary	$122,000	$122,000	$120,000	None	$122,000

GAV TRANSFERS

There is no additional charge for the GAV Benefit. However, to make this guarantee available, we monitor your Contract daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn increase the amount and/or frequency of GAV Transfers to the FPAs.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change during the life of your Contract. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. GAV Transfers from the FPAs to the Investment Options will be allocated according to your future Purchase Payment allocation instructions. During the first two Contract Years, the Fixed Account Value immediately after any GAV Transfer to the FPAs is limited to 50% of total Purchase Payments received, but we may transfer more than 50% of your total Purchase Payments to the FPAs beginning on the second Contract Anniversary. GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.

The mathematical model we use to determine GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GAV Transfer.

Change In One Factor, Assuming All Other Factors Remain Constant
Factor	Direction of the GAV Transfer
Contract Value increases	To the Investment Options
GAV increases	To the FPAS
Credited interest rate on the FPAs increases	To the Investment Options
Time until application of the GAV Benefit decreases	To the FPAS
The amount of the GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GAV Transfers out of the Investment Options into the FPAs occur as the Contract Value falls relative to the GAV. GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GAV by an amount that typically ranges between 1% to 4%. If the Contract Value continues to fall, more GAV Transfers to the FPAs will occur. The amount of the first GAV Transfer to the FPAs will typically be significant, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your Contract Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GAV. If those changes are negative, they will, in turn, result in higher amounts of and/or more frequent GAV Transfers to the FPAs. In addition, as the time remaining until application of the GAV True Up shortens, the frequency and amount of GAV Transfers to the FPAs will increase, particularly in poorly performing markets.

Transactions you make may also affect the number of GAV Transfers including:

•	additional Purchase Payments,

•	partial withdrawals, and

•	Partial Annuitizations.

Additional Purchase Payments, withdrawals and Partial Annuitizations will change the Contract Value relative to the GAV, and may result in additional GAV Transfers.

When a GAV Transfer occurs, we allocate the transferred Contract Value to the available FPA. In general, the Contract Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GAV Benefit. It can be expected that, in some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GAV True Up shortens. As this time shortens:

•	GAV Transfers to the FPAs become more likely, and

•	Contract Value relative to the GAV must increase in order for GAV Transfers from the FPAs to occur.

After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GAV. This can be true even if your Contract Value exceeds the GAV.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the GAV Benefit, we transfer Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change during the life of your Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GAV as of the Contract Anniversary date when that GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GAV for each Contract Anniversary and we may need to provide a True Up to any GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your Contract Value is less than any GAV, the mathematical model will tend to allocate more Contract Value to the FPAs. If, on the other hand, the Contract Value is much higher than each of these GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend to allocate more Contract Value to the Investment Options.

Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value that is to be allocated to the Investment Options.

The target allocation depends on several factors – the Owner's current Contract Value as compared to the Owner's GAV, the time until the GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.

The mathematical model could theoretically call for a daily reallocation of Contract Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a “baseline allocation,” which is the target allocation determined at issue or upon the most recent GAV Transfer adjusted for performance.

In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract’s changing characteristics, while the baseline allocation will not change until the first GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GAV Transfer takes place that makes the Owner’s actual allocation equal to the target allocation, and the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.

In practice, we find that for a newly-issued Contract, no GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GAV Transfer will transfer enough Contract Value so that approximately 40% of the Contract Value will be in the FPAs after the GAV Transfer.

Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GAV Transfer will transfer Contract Value from the FPAs to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GAV Transfer will transfer Contract Value from the Investment Options to the FPAs. As with the initial GAV Transfer, a subsequent GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GAV Transfers after the first typically range between 6% and 10% of the Contract Value.

The specified margin is set on the Issue Date and cannot be changed for the life of a Contract.

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.

We will transfer Contract Value from the Investment Options to the FPAs, and from the FPAs to the Investment Options, according to the mathematical model in order to support the Living Guarantees. You should view the GAV Benefit as a way to permit you to invest in the Investment Options to the extent permitted by the mathematical model, while still having your principal and some of your investment gains protected to the extent provided by the GAV Benefit. You should not view the GAV Benefit as a “market timing” or other type of investment program designed to enhance your earnings under the Contract. If we make transfers from your chosen Investment Options to the FPAs during a market downturn, less (or potentially none) of your Contract Value will be available to participate in any upside potential of the Investment Options if there is a subsequent recovery. This means that if most or all of your Contract Value is allocated to the FPAs, a subsequent market recovery will benefit only that portion, if any, of your Contract Value which remains in the Investment Options.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

If a recovery is sustained enough to result in amounts being transferred back from the FPAs into your selected Investment Options, progressively more of your Contract Value may be able to participate in the recovery, but the Contract Value as a whole will always recover more slowly than had it been more fully allocated to the Investment Options. This may potentially provide less Contract Value to you than if your Contract did not include the Living Guarantees.

THE GAV FIXED ACCOUNT MINIMUM

The GAV Fixed Account Minimum is the amount we require to be kept in the FPAs to maintain the guarantee protection provided by the GAV Benefit. You can transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum. You can only make a transfer from the FPAs that would reduce the amount in the FPAs below this minimum by resetting the GAV Benefit. If you allocate or transfer amounts to the FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be less. If you transfer amounts out of the FPAs (subject to the GAV Fixed Account Minimum), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be greater.

RESETTING THE GAV BENEFIT

For Contracts issued in Alabama, Oregon, Pennsylvania, Utah and Washington: The reset feature is not available.

You may reset the operation of the GAV Benefit at any time, as long as the reset date is at least 90 days from any earlier reset date and the reset provision is available in your state. Upon a reset, we will transfer 100% of your Contract Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the operation of the GAV Benefit, the first Contract Anniversary on which your Contract Value will be guaranteed under the GAV Benefit will be the Contract Anniversary occurring five years after the Contract Anniversary that occurs on or after the reset date. This means that we will not make a True Up to the Contract any time between the reset date and the sixth Contract Anniversary after the reset date (or the fifth Contract Anniversary if you reset on a Contract Anniversary). The GAV on the reset date is the greater of:

•
the last GAV calculated before the reset date, plus any additional Purchase Payments received on or after the last GAV calculation, and minus any GAV adjusted partial withdrawals taken on or after that calculation, or

•	your Contract Value.

If your Contract Value on the reset date is less than the GAV at that time, the GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with a Purchase Payment equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.

On the Contract Anniversary that occurs on or after the reset date, the new GAV is equal to the greater of:

•	the GAV established on the reset date, plus any additional Purchase Payments received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or

•	your Contract Value.

On each subsequent Contract Anniversary, the new GAV is calculated as previously described (see the “Calculating the GAV” discussion that appears earlier in this section).

OTHER INFORMATION ON THE GAV BENEFIT

Once we pay a GAV True Up to your Contract Value as a result of the GAV Benefit, the True Ups become part of your Contract Value and are available for immediate withdrawal. Also, any GAV True Ups will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than your net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses – Withdrawal Charge.

The GAV Benefit ends upon the earliest of the following.

•	The Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

•	When the Contract ends.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

7.	EXPENSES

There are charges and other expenses associated with the Contract that reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charge. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charge is as follows:

	M&E Charge
	February 2007 Contract and Original Contract issued on or after June 22, 2007	Original Contract issued before June 22, 2007 and May 2005 Contract
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%
During the Annuity Phase, if you request variable Traditional Annuity Payments, the M&E charge is equal, on an annual basis, to 1.25% for a February 2007 Contract and an Original Contract issued on or after June 22, 2007, and 1.40% for a May 2005 Contract. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions to be in the Annuity Phase at the same time. It is also possible to have a different M&E charge on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

This charge compensates us for all the insurance benefits provided by your Contract, for example:

•	our contractual obligation to make Annuity Payments,

•	the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,

•	certain expenses related to the Contract, and

•	for assuming the risk (expense risk) that the current charge is insufficient in the future to cover the cost of administering the Contract.

If the M&E charge is sufficient to cover such costs and risks, any excess is profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:

•
During the Accumulation Phase for all your High Five Contracts if the total Contract Value is at least $75,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Contracts by using the Owner’s social security number, and for non-individually owned Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $750,000.

•	When paying death benefits under death benefit payment options A, B, or C.

During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We deduct this charge proportionately first from the Investment Options, and any remaining amount is deducted from the FPAs.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

WITHDRAWAL CHARGE

You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of the withdrawal comes from a Purchase Payment that is still within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay a transfer fee or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 9, Access to Your Money – Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of transfer fees or the contract maintenance charge. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix F.

NOTE: Amounts applied to Partial Annuitizations reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we make withdrawals from your Contract in the following order.

1.
First, we withdraw any Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments. This withdrawal reduces the Withdrawal Charge Basis.

2.
Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money – Partial Withdrawal Privilege. This withdrawal does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.
Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. We consider any True Ups we make to your Contract Value under the GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see section 6, Guaranteed Account Value (GAV) Benefit – Other Information on the GAV Benefit. This withdrawal does not reduce the Withdrawal Charge Basis.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received each Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8%
1	8%*
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
*	7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. However, withdrawals from the FPAs may be subject to an MVA.

We calculate the charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the Contract Value and we deduct it proportionately from the selected Investment Options. However, if there is not enough Contract Value in the Investment Options, we deduct the remaining amount of the charge proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.

Example: You purchased a February 2007 Contract with the Living Guarantees. You made an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. There is no MVA at the time of the withdrawal. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2)
Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7% withdrawal charge, and you will receive $27,900. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.930 = $27,900.

Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,900 ($12,000 under the partial withdrawal privilege and $27,900 from the first Purchase Payment), so we would need to deduct $12,100 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,100 ÷ 0.920 = $13,152

4)	Contract earnings. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,152 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,152.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

We may have reduced or eliminated the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of a transfer fee decreases your Contract Value on a dollar for dollar basis, but it does not decrease your partial withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. Transfers from a FPA may be subject to an MVA, which may increase or decrease the value of your Contract and/or the amount transferred. We deduct a transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we deduct a transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we treat the transfer as a single transfer and we deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is a GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAX

Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses reduce the performance of the Investment Options and, therefore, negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the “Taxation of GMIB Payments,” see section 3, The Annuity Phase.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you are not taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you are taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract generally is not treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

We may have issued the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. If you purchased this Contract as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment became the Owner of this Inherited IRA Contract. The ownership of the Contract also includes the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. The death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We do not accept any other forms of Purchase Payment on an Inherited IRA Contract.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and was intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS

Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally are not taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Traditional Annuity Payments or GMIB Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received generally is treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally is taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and is not taxed. The remaining portion of the payment is treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

NOTE: Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception no longer applies after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date has an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

“Eligible rollover distributions” from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except required minimum distributions as required by the Code, a series of substantially equal periodic payments made for life or a period of ten years or more, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents generally are subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts are distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. These requirements are considered satisfied as to any portion of an Owner’s interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

9.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:

•	by taking a withdrawal (including GWB withdrawals);

•	by taking required minimum distributions (Qualified Contracts only);

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. We process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

When you take a full withdrawal, we process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:

•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,

•	adjusted for any applicable MVA,

•	less any applicable withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount comes proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.

We pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the “Suspension of Payments or Transfers” discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:  withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses – Withdrawal Charge and the examples in Appendix F.

We may be required to provide information about you or your Contract to government regulators. We may also be required to stop disbursements from your Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution payment in the same Contract Year, and before any MVA. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply to amounts withdrawn from a FPA. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. There is no partial withdrawal privilege during the Annuity Phase.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they do not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount is subject to a withdrawal charge and reduces the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we assess a withdrawal charge with no reduction for any partial withdrawal privilege in that year. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS

Under certain circumstances, after the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:

•	confined to a nursing home for a period of at least 90 consecutive days; or

•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance).

The waiver does not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we base this benefit on the Annuitant.

We must receive proof of these conditions in Good Order, including certification by a licensed physician before we waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

These benefits vary from state to state and may not be available in your state. Check with your Financial Professional for details on the waivers available in your state.

GUARANTEED WITHDRAWAL BENEFIT (GWB)

Contracts with Living Guarantees will include the GWB. The Living Guarantees were available at Contract issue. The Living Guarantees cannot be added to an existing Contract after it is issued or removed from your Contract. There is no additional charge for the GWB. However, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. This benefit provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary. The GWB is not available before the second Contract Anniversary.

The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals. The maximum amount available for GWB withdrawals each Contract Year is the lesser of:

•	12% of your total Purchase Payments before any MVA (the partial withdrawal privilege amount), or

•	the remaining GWB value.

We will not deduct a withdrawal charge from amounts withdrawn under the GWB, but an MVA may apply to amounts withdrawn from a FPA. Amounts withdrawn under the GWB will not reduce the Withdrawal Charge Basis, but withdrawals in excess of the maximum amount available annually under the GWB will be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis. Amounts withdrawn under the GWB will count against the partial withdrawal privilege. Any unused GWB withdrawal amount in one Contract Year does not carry over to the next Contract Year. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59½, the GWB withdrawal may also be subject to a 10% federal penalty tax.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Withdrawals and Partial Annuitizations you take in excess of the maximum allowable GWB withdrawal in a Contract Year may reduce the GWB value by more than the amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.

For each withdrawal* or traditional Partial Annuitization taken before the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW x GWBV

For each withdrawal* or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: GWBA + (RPWA x GWBV)

*	Includes any amounts paid as part of a required minimum distribution.

For each GMIB Partial Annuitization a GWB adjusted partial withdrawal is equal to:	GMIBPA x GWB1
GMIB

PW	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
GWBA	=
The amount of the partial withdrawal* (before any MVA) that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take any traditional Partial Annuitization the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPWA portion of this formula.
*     Includes GWB withdrawals.

RPWA	=	The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
GWBV	=	The greater of one, or the ratio of (a) divided by (b) where:
(a) = The remaining GWB value on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
(b) = The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
GMIBPA	=	The amount of the GMIB value applied to a GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization
GWB1	=	The remaining GWB value on the day of (but before) the GMIB Partial Annuitization.
You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.

NOTE:  You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Withdrawal Benefit will no longer be available to you.

The GWB ends upon the earliest of the following.

•	When the Contract ends.

•	The Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

•	The GWB value is zero.

•	The death of the Owner (unless the spouse continues the Contract as the new Owner).

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

GWB Adjusted Partial Withdrawal Example

•	You purchased a February 2007 Contract and selected the Living Guarantees. You made only one initial Purchase Payment of $100,000.

•	The GWB value at issue is equal to the total Purchase Payments less GWB adjusted partial withdrawals, which is $100,000.

•	The maximum amount you can withdraw under the GWB after the second Contract Anniversary is 12% of the total Purchase Payments before any MVA, which is 0.12 x $100,000 = $12,000.

•
During the third Contract Year you take a partial withdraw of $13,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. There is no MVA on the partial withdrawal.

We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:
GWBA	=	The amount of the partial withdrawal that does not exceed the maximum allowable GWB withdrawal for the Contract Year…………………………………………………………………………………………….		$12,000
RPWA	=	The remaining amount of the partial withdrawal (including any withdrawal charge) = $13,000 – $12,000 = …………………………………………………………………………………………….		+ ($1,000
GWBV	=	The greater of one, or the ratio of (a) divided by (b), where:
		(a) The remaining GWB value on the day of (but before) the partial withdrawal…………..	$100,000
		(b) The Contract Value on the day of (but before) the partial withdrawal…………………...	÷ $95,000
			1.052632
		GWBV……………………………………………………………………………………………………………..		x 1.052632)
GWB adjusted partial withdrawal……………………………………………………………………………………………..				$13,053

After this partial withdrawal, the remaining GWB value is $100,000 – $13,053 = …………………………………………				$86,947
•
During the fourth Contract Year you take another partial withdrawal of $14,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500. There is no MVA on the partial withdrawal.

We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:
GWBA	=	The amount of the partial withdrawal that does not exceed the maximum allowable GWB withdrawal for the Contract Year		$12,000
RPWA	=	The remaining amount of the partial withdrawal (including any withdrawal charge) = $14,000 – $12,000 =		+ ($2,000
GWBV	=	The greater of one, or the ratio of (a) divided by (b), where:
		(a) The remaining GWB value on the day of (but before) the partial withdrawal	$88,947
		(b) The Contract Value on the day of (but before) the partial withdrawal	÷ $92,500
			0.961589
		GWBV		x 1)
GWB adjusted partial withdrawal				$14,000

After this partial withdrawal, the remaining GWB value is $86,947 – $14,000 =				$72,947

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly, quarterly, semi-annual or annual payments to you. The minimum amount you can withdraw under this program is $100. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to a withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) are subject to any applicable withdrawal charge. For more information, see section 7, Expenses – Withdrawal Charge and the “Partial Withdrawal Privilege” discussion that appears earlier in this section.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

All systematic withdrawals are made on the ninth of the month, or the Business Day before if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program will not begin until the next month.

Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we make payments to you from your Contract designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. RMD payments from this Contract are not subject to a withdrawal charge and do not reduce the Withdrawal Charge Basis. However, they count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract are subject to any applicable withdrawal charge. If your Contract includes Living Guarantees, RMD payments also count against the maximum amount available for GWB withdrawals.

If your Contract includes Living Guarantees, it also includes a GMIB that may have limited usefulness under a Qualified Contract subject to a RMD. If your Contract includes Living Guarantees and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. In addition, RMD payments reduce your GAV, GWB value, GMDB value, GMIB value, MAV (if applicable) and amounts available under your partial withdrawal privilege.

You cannot participate in systematic withdrawal and minimum distribution programs at the same time.

Inherited IRA Contracts. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70½. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner’s death, or (if longer) the deceased previous owner’s life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner’s death.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

10.	DEATH BENEFIT

At Contract issue, you were asked to select a death benefit. If you did not make a selection, you received the Traditional GMDB. The death benefit is only available during the Accumulation Phase of the Contract.

The use of the term “you” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

If you die during the Accumulation Phase, we process the death benefit based on the Accumulation Unit values determined after we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

If a Beneficiary dies before you, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining primary Beneficiaries, we pay any remaining contingent Beneficiary(ies). If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, they each receive an equal share. Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient. Once we receive no tification of death, we no longer accept additional Purchase Payments and we do not process requested transfers.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.	The Contract Value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

2.	The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.

For multiple Beneficiaries, we determine the Traditional GMDB value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit is the greater of 1, 2 or 3.

1.	The Contract Value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

2.	The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.

3.
The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

For multiple Beneficiaries, we determine the Enhanced GMDB value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Maximum Anniversary Value (MAV)

We only calculate the MAV until the date of any Owner’s death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day, and

•	reduced for each GMDB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA

For each withdrawal or traditional Partial Annuitization taken, a GMDB adjusted partial withdrawal is equal to: (a) x (b)

(a)	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
(b)	=	The greater of one, or the ratio of (c) divided by (d) where:
		(c)	=	The death benefit on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
		(d)	=	The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.

For each GMIB Partial Annuitization, a GMDB adjusted partial withdrawal is equal to: …………………………...	GMIBPA x GMDB1
GMIB

GMIBPA	=	The amount of the GMIB value applied to a GMIB Partial Annuitization.
GMDB1	=	The death benefit on the day of (but before) the GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization.

Any withdrawals or traditional Partial Annuitizations you take in a Contract Year may reduce the GMDB value by more than the amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.

Please see Appendix D for examples of calculations of the death benefit.

WHEN THE DEATH BENEFIT ENDS

The GMDB that applies to your Contract ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the GMDB value and Contract Value are both zero.

•	When the Contract ends.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS

Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:

•
continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or

•	receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who receives it. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.	•	The Beneficiary becomes the Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the GWB was in effect, it ends unless the deceased Owner’s spouse continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of “Traditional Annuity Payments” and “Guaranteed Minimum Income Benefit (GMIB)” in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.	•	The surviving Joint Owner becomes the sole Owner.
•	We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion later in this section.	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the GWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of “Traditional Annuity Payments” and “Guaranteed Minimum Income Benefit (GMIB)” in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If the GWB was in effect, it ends unless the deceased Annuitant’s spouse continues the Contract.
•
Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of “Traditional Annuity Payments” and “Guaranteed Minimum Income Benefit (GMIB)” in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it continues.

•	If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit. If the GWB was in effect, it ends unless the deceased Owner’s spouse continues the Contract.	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
		•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2) If the GWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

•	For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment option and due proof of death. If the surviving spouse continues the Contract, he or she may exercise all of the Owner’s rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits also continue with the possible exception of the GMIB Payments under the GMIB, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of when the GMIB ends in section 3, The Annuity Phase – Guaranteed Minimum Income Benefit (GMIB). If a lump sum payment is requested, we pay the amount within seven days of our receipt of the death benefit payment option and due proof of death, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option is over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary’s life expectancy. Distribution under this option must begin within one year of the date of any Owner’s death. GMIB Payments are not available under this option.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Code.

Other rules may apply to Qualified Contracts.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

11.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities and individual life insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These payments typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

Selling firms and their Financial Professionals and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars for their Financial Professionals;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

•	the organizational “fit” between the broker/dealer firm and the type of wholesaling and marketing force we operate;

•	whether the broker/dealer firm’s operational, IT, and support services structure and requirements are compatible with our method of operation;

•	whether the broker/dealer firm’s product mix is oriented toward our core markets;

•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent Financial Professional meetings and training sessions;

•	the potential return on investment of investing in a particular firm’s system;

•	our potential ability to obtain a significant level of the market share in the broker/dealer firm’s distribution channel;

•	the broker/dealer firm’s Financial Professional and customer profiles; and

•	the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what your Financial Professional and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, are mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

12.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life……………………………………………………...........	2
Experts………………………………………………………….…....…	2
Legal Opinions……………………………………………………….	2
Distributor……………………………………………………….……….	2
Reduction or Elimination of the Withdrawal Charge………………..	3
Federal Tax Status…………………………………………..….…..	3
General…………………………………………………………...…	3
Diversification…………………………………………….…......….	4
Owner Control………………………………………………..….	4
Contracts Owned by Non-Individuals……………………..…..	5
Income Tax Withholding………………………………..….......	5
Required Distributions…………………………………..………	5
Qualified Contracts……………………………………………...	6
Guaranteed Account Value (GAV) Transfers……………..…	7
Annuity Provisions…………………………………………….........	14
Annuity Units/Calculating Annuity Payments…………….….	14
Mortality and Expense Risk Guarantee………………………..….	14
Financial Statements…………………………………..…..……….	14
Appendix – Condensed Financial Information…...……..………..	15

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

13.	PRIVACY AND SECURITY STATEMENT

2012
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
•	From others, through the process of handling a claim. This may include information from medical or accident reports.
•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and service providers in order to administer or service your policy.
•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.
•	With medical professionals in order to process your claim.
•	With a state Department of Insurance in order to examine our records or business practices.
•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

Service providers with whom we legally share your information are required to sign a Privacy and Security Agreement with Allianz.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state-of-the-art technology to secure our websites and protect the information that may be shared over these sites.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily. Refer to the Privacy link at the bottom of our website for more information on browsing privacy practices.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

This will ensure the identity of the person requesting your information. Alternately, you may also make your request through our secure website.

Within 30 working days of our receipt of your request, your information will be available. You may see the information in person or we will send you a copy. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you that is obtained from a consumer reporting agency or a Department of Motor Vehicles. At your request, we will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (http://www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the following address or contact us via the website.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America
•	Allianz Life Insurance Company of New York
•	Allianz Investment Management LLC
•	Allianz Life Financial Services, LLC
•	Questar Asset Management, Inc.
•	Questar Capital Corporation

M40018 (R-12/2011)

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 are listed in the tables below. You can find AUV information corresponding to additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

* Key to Benefit Option	M&E Charge
Allianz High Five – February 2007 Contract or Original Contract issued on or after June 22, 2007 with the Traditional GMDB...	1.25%
Allianz High Five – February 2007 Contract or Original Contract issued on or after June 22, 2007 with the Enhanced GMDB…	1.45%

(Number of Accumulation Units in thousands)

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Allianz AGIC Opportunity Fund
12/31/2007	N/A	16.814	102	12/31/2007	N/A	16.624	60
12/31/2008	16.814	8.775	105	12/31/2008	16.624	8.659	53
12/31/2009	8.775	13.701	148	12/31/2009	8.659	13.493	44
12/31/2010	13.701	16.073	113	12/31/2010	13.493	15.796	33
12/31/2011	16.073	14.043	88	12/31/2011	15.796	13.774	21
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.038	312	12/31/2009	N/A	10.034	99
12/31/2010	10.038	10.954	313	12/31/2010	10.034	10.927	94
12/31/2011	10.954	11.078	252	12/31/2011	10.927	11.030	75
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.163	112	12/31/2007	N/A	13.092	31
12/31/2008	13.163	8.271	182	12/31/2008	13.092	8.210	47
12/31/2009	8.271	11.064	741	12/31/2009	8.210	10.961	188
12/31/2010	11.064	13.025	567	12/31/2010	10.961	12.878	160
12/31/2011	13.025	11.691	370	12/31/2011	12.878	11.536	98
AZL Columbia Mid Cap Value Fund
12/31/2007	N/A	10.345	175	12/31/2007	N/A	10.310	60
12/31/2008	10.345	4.888	220	12/31/2008	10.310	4.862	53
12/31/2009	4.888	6.387	302	12/31/2009	4.862	6.340	61
12/31/2010	6.387	7.737	340	12/31/2010	6.340	7.665	76
12/31/2011	7.737	7.369	191	12/31/2011	7.665	7.285	68
AZL Columbia Small Cap Value Fund
12/31/2007	N/A	12.508	81	12/31/2007	N/A	12.417	34
12/31/2008	12.508	8.389	92	12/31/2008	12.417	8.311	39
12/31/2009	8.389	10.330	86	12/31/2009	8.311	10.214	22
12/31/2010	10.330	12.847	84	12/31/2010	10.214	12.677	21
12/31/2011	12.847	11.900	48	12/31/2011	12.677	11.718	16
AZL Davis New York Venture Fund
12/31/2007	N/A	13.681	534	12/31/2007	N/A	13.513	181
12/31/2008	13.681	8.038	618	12/31/2008	13.513	7.924	232
12/31/2009	8.038	10.465	588	12/31/2009	7.924	10.296	229
12/31/2010	10.465	11.580	548	12/31/2010	10.296	11.370	214
12/31/2011	11.580	10.957	345	12/31/2011	11.370	10.736	154

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Dreyfus Research Growth Fund
12/31/2007	N/A	11.633	465	12/31/2007	N/A	11.491	106
12/31/2008	11.633	6.706	370	12/31/2008	11.491	6.610	123
12/31/2009	6.706	8.924	267	12/31/2009	6.610	8.780	172
12/31/2010	8.924	10.834	295	12/31/2010	8.780	10.637	123
12/31/2011	10.834	10.358	161	12/31/2011	10.637	10.149	84
AZL Eaton Vance Large Cap Value Fund
12/31/2007	N/A	12.510	318	12/31/2007	N/A	12.344	265
12/31/2008	12.510	7.884	247	12/31/2008	12.344	7.764	233
12/31/2009	7.884	9.852	171	12/31/2009	7.764	9.682	240
12/31/2010	9.852	10.685	155	12/31/2010	9.682	10.481	149
12/31/2011	10.685	10.083	105	12/31/2011	10.481	9.870	99
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.608	385	12/31/2007	N/A	17.445	117
12/31/2008	17.608	11.524	410	12/31/2008	17.445	11.393	105
12/31/2009	11.524	14.865	321	12/31/2009	11.393	14.667	76
12/31/2010	14.865	18.659	284	12/31/2010	14.667	18.375	65
12/31/2011	18.659	17.706	180	12/31/2011	18.375	17.401	46
AZL Fusion Balanced Fund
12/31/2007	N/A	12.170	1016	12/31/2007	N/A	12.105	272
12/31/2008	12.170	8.720	1104	12/31/2008	12.105	8.656	330
12/31/2009	8.720	10.912	1562	12/31/2009	8.656	10.811	432
12/31/2010	10.912	11.970	1460	12/31/2010	10.811	11.835	468
12/31/2011	11.970	11.715	1060	12/31/2011	11.835	11.559	314
AZL Fusion Growth Fund
12/31/2007	N/A	12.865	2356	12/31/2007	N/A	12.796	711
12/31/2008	12.865	7.758	2407	12/31/2008	12.796	7.701	730
12/31/2009	7.758	10.128	2047	12/31/2009	7.701	10.034	458
12/31/2010	10.128	11.293	1781	12/31/2010	10.034	11.165	360
12/31/2011	11.293	10.659	1145	12/31/2011	11.165	10.517	213
AZL Fusion Moderate Fund
12/31/2007	N/A	12.446	2423	12/31/2007	N/A	12.379	1021
12/31/2008	12.446	8.265	2437	12/31/2008	12.379	8.204	1042
12/31/2009	8.265	10.564	2413	12/31/2009	8.204	10.465	761
12/31/2010	10.564	11.658	2349	12/31/2010	10.465	11.526	687
12/31/2011	11.658	11.186	1461	12/31/2011	11.526	11.038	423
AZL Growth Index Strategy Fund
12/31/2009	N/A	10.070	403	12/31/2009	N/A	10.066	197
12/31/2010	10.070	11.279	297	12/31/2010	10.066	11.252	172
12/31/2011	11.279	11.140	198	12/31/2011	11.252	11.092	130
AZL International Index Fund
12/31/2009	N/A	9.763	70	12/31/2009	N/A	9.760	10
12/31/2010	9.763	10.328	61	12/31/2010	9.760	10.304	93
12/31/2011	10.328	8.897	37	12/31/2011	10.304	8.858	76
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.903	340	12/31/2007	N/A	12.808	295
12/31/2008	12.903	9.694	274	12/31/2008	12.808	9.604	275
12/31/2009	9.694	11.761	258	12/31/2009	9.604	11.629	268
12/31/2010	11.761	12.979	229	12/31/2010	11.629	12.807	176
12/31/2011	12.979	12.539	170	12/31/2011	12.807	12.348	123
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.435	218	12/31/2007	N/A	14.244	271
12/31/2008	14.435	9.572	191	12/31/2008	14.244	9.426	202
12/31/2009	9.572	11.688	166	12/31/2009	9.426	11.487	188
12/31/2010	11.688	12.970	137	12/31/2010	11.487	12.722	129
12/31/2011	12.970	12.561	106	12/31/2011	12.722	12.296	76

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco International Equity Fund
12/31/2007	N/A	20.000	324	12/31/2007	N/A	19.774	110
12/31/2008	20.000	11.553	226	12/31/2008	19.774	11.399	78
12/31/2009	11.553	15.325	371	12/31/2009	11.399	15.092	99
12/31/2010	15.325	17.030	301	12/31/2010	15.092	16.737	74
12/31/2011	17.030	15.589	174	12/31/2011	16.737	15.290	43
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.496	442	12/31/2007	N/A	19.314	290
12/31/2008	19.496	13.753	363	12/31/2008	19.314	13.598	217
12/31/2009	13.753	17.158	356	12/31/2009	13.598	16.930	334
12/31/2010	17.158	17.952	274	12/31/2010	16.930	17.679	156
12/31/2011	17.952	15.353	161	12/31/2011	17.679	15.089	96
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	13.011	154	12/31/2007	N/A	12.916	117
12/31/2008	13.011	7.879	170	12/31/2008	12.916	7.806	139
12/31/2009	7.879	10.404	251	12/31/2009	7.806	10.287	134
12/31/2010	10.404	11.607	182	12/31/2010	10.287	11.453	100
12/31/2011	11.607	11.212	137	12/31/2011	11.453	11.041	70
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.931	417	12/31/2007	N/A	14.851	326
12/31/2008	14.931	8.831	582	12/31/2008	14.851	8.766	283
12/31/2009	8.831	13.239	729	12/31/2009	8.766	13.116	209
12/31/2010	13.239	14.515	524	12/31/2010	13.116	14.351	146
12/31/2011	14.515	14.017	349	12/31/2011	14.351	13.831	85
AZL Mid Cap Index Fund
12/31/2010	N/A	10.681	332	12/31/2010	N/A	10.667	46
12/31/2011	10.681	10.304	244	12/31/2011	10.667	10.270	29
AZL Money Market Fund
12/31/2007	N/A	11.258	2421	12/31/2007	N/A	11.081	729
12/31/2008	11.258	11.389	2795	12/31/2008	11.081	11.188	773
12/31/2009	11.389	11.273	2432	12/31/2009	11.188	11.051	661
12/31/2010	11.273	11.133	1814	12/31/2010	11.051	10.893	558
12/31/2011	11.133	10.996	1434	12/31/2011	10.893	10.736	434
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.879	386	12/31/2007	N/A	10.843	139
12/31/2008	10.879	5.820	300	12/31/2008	10.843	5.789	167
12/31/2009	5.820	8.057	226	12/31/2009	5.789	7.998	89
12/31/2010	8.057	9.617	279	12/31/2010	7.998	9.528	82
12/31/2011	9.617	8.554	155	12/31/2011	9.528	8.457	50
AZL Morgan Stanley Mid Cap Growth Fund
12/31/2007	N/A	16.356	464	12/31/2007	N/A	16.139	269
12/31/2008	16.356	8.315	454	12/31/2008	16.139	8.189	235
12/31/2009	8.315	12.947	458	12/31/2009	8.189	12.725	171
12/31/2010	12.947	16.942	413	12/31/2010	12.725	16.617	125
12/31/2011	16.942	15.633	210	12/31/2011	16.617	15.303	71
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.823	56	12/31/2007	N/A	12.755	14
12/31/2008	12.823	7.174	74	12/31/2008	12.755	7.121	18
12/31/2009	7.174	9.309	74	12/31/2009	7.121	9.223	13
12/31/2010	9.309	11.844	97	12/31/2010	9.223	11.711	17
12/31/2011	11.844	11.067	48	12/31/2011	11.711	10.920	21
AZL S&P 500 Index Fund
12/31/2007	N/A	9.892	313	12/31/2007	N/A	9.879	49
12/31/2008	9.892	6.094	535	12/31/2008	9.879	6.074	172
12/31/2009	6.094	7.544	1214	12/31/2009	6.074	7.504	716
12/31/2010	7.544	8.536	881	12/31/2010	7.504	8.474	508
12/31/2011	8.536	8.561	604	12/31/2011	8.474	8.482	349

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.489	447	12/31/2007	N/A	13.444	229
12/31/2008	13.489	6.409	377	12/31/2008	13.444	6.375	183
12/31/2009	6.409	10.873	456	12/31/2009	6.375	10.793	126
12/31/2010	10.873	12.070	420	12/31/2010	10.793	11.957	101
12/31/2011	12.070	9.861	202	12/31/2011	11.957	9.750	55
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.339	148	12/31/2007	N/A	9.326	29
12/31/2008	9.339	6.369	331	12/31/2008	9.326	6.347	81
12/31/2009	6.369	7.852	260	12/31/2009	6.347	7.810	87
12/31/2010	7.852	9.731	284	12/31/2010	7.810	9.660	205
12/31/2011	9.731	9.639	167	12/31/2011	9.660	9.549	149
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.927	223	12/31/2008	N/A	7.917	59
12/31/2009	7.927	9.466	669	12/31/2009	7.917	9.435	371
12/31/2010	9.466	10.261	748	12/31/2010	9.435	10.207	206
12/31/2011	10.261	9.765	622	12/31/2011	10.207	9.694	175
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
12/31/2007	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
12/31/2008	N/A	N/A	N/A	12/31/2008	N/A	N/A	N/A
12/31/2009	N/A	N/A	N/A	12/31/2009	N/A	N/A	N/A
12/31/2010	N/A	N/A	N/A	12/31/2010	N/A	N/A	N/A
12/31/2011	N/A	N/A	N/A	12/31/2011	N/A	N/A	N/A
Davis VA Financial Portfolio
12/31/2007	N/A	16.021	36	12/31/2007	N/A	15.770	41
12/31/2008	16.021	8.486	115	12/31/2008	15.770	8.336	53
12/31/2009	8.486	11.832	128	12/31/2009	8.336	11.600	39
12/31/2010	11.832	12.982	93	12/31/2010	11.600	12.702	26
12/31/2011	12.982	11.801	60	12/31/2011	12.702	11.523	15
Davis VA Value Portfolio
12/31/2007	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
12/31/2008	N/A	N/A	N/A	12/31/2008	N/A	N/A	N/A
12/31/2009	N/A	N/A	N/A	12/31/2009	N/A	N/A	N/A
12/31/2010	N/A	N/A	N/A	12/31/2010	N/A	N/A	N/A
12/31/2011	N/A	N/A	N/A	12/31/2011	N/A	N/A	N/A
Franklin Global Real Estate Securities Fund
12/31/2007	N/A	55.094	2	12/31/2007	N/A	53.045	2
12/31/2008	55.094	31.343	1	12/31/2008	53.045	30.117	1
12/31/2009	31.343	36.861	1	12/31/2009	30.117	35.348	0
12/31/2010	36.861	44.037	1	12/31/2010	35.348	42.145	0
12/31/2011	44.037	41.032	4	12/31/2011	42.145	39.192	0
Franklin Growth and Income Securities Fund
12/31/2007	N/A	37.511	25	12/31/2007	N/A	36.116	13
12/31/2008	37.511	24.025	18	12/31/2008	36.116	23.085	9
12/31/2009	24.025	30.027	5	12/31/2009	23.085	28.795	3
12/31/2010	30.027	34.600	3	12/31/2010	28.795	33.114	2
12/31/2011	34.600	34.993	5	12/31/2011	33.114	33.424	3
Franklin High Income Securities Fund
12/31/2007	N/A	26.119	123	12/31/2007	N/A	25.147	84
12/31/2008	26.119	19.763	100	12/31/2008	25.147	18.990	53
12/31/2009	19.763	27.851	120	12/31/2009	18.990	26.708	47
12/31/2010	27.851	31.151	115	12/31/2010	26.708	29.813	49
12/31/2011	31.151	32.168	69	12/31/2011	29.813	30.725	24
Franklin Income Securities Fund
12/31/2007	N/A	49.888	840	12/31/2007	N/A	48.033	288
12/31/2008	49.888	34.656	635	12/31/2008	48.033	33.301	202
12/31/2009	34.656	46.408	433	12/31/2009	33.301	44.504	119
12/31/2010	46.408	51.640	389	12/31/2010	44.504	49.422	100
12/31/2011	51.640	52.216	251	12/31/2011	49.422	49.873	61

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Large Cap Growth Securities Fund
12/31/2007	N/A	21.457	41	12/31/2007	N/A	20.961	12
12/31/2008	21.457	13.873	23	12/31/2008	20.961	13.526	8
12/31/2009	13.873	17.774	6	12/31/2009	13.526	17.295	2
12/31/2010	17.774	19.588	9	12/31/2010	17.295	19.021	4
12/31/2011	19.588	19.054	21	12/31/2011	19.021	18.466	3
Franklin Rising Dividends Securities Fund
12/31/2007	N/A	37.958	13	12/31/2007	N/A	36.767	47
12/31/2008	37.958	27.327	11	12/31/2008	36.767	26.417	27
12/31/2009	27.327	31.669	12	12/31/2009	26.417	30.552	14
12/31/2010	31.669	37.732	28	12/31/2010	30.552	36.329	10
12/31/2011	37.732	39.500	24	12/31/2011	36.329	37.955	3
Franklin Small Cap Value Securities Fund
12/31/2007	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
12/31/2008	N/A	N/A	N/A	12/31/2008	N/A	N/A	N/A
12/31/2009	N/A	N/A	N/A	12/31/2009	N/A	N/A	N/A
12/31/2010	N/A	N/A	N/A	12/31/2010	N/A	N/A	N/A
12/31/2011	N/A	N/A	N/A	12/31/2011	N/A	N/A	N/A
Franklin Small-Mid Cap Growth Securities Fund
12/31/2007	N/A	25.771	2	12/31/2007	N/A	25.151	2
12/31/2008	25.771	14.635	3	12/31/2008	25.151	14.255	2
12/31/2009	14.635	20.752	3	12/31/2009	14.255	20.171	1
12/31/2010	20.752	26.155	28	12/31/2010	20.171	25.373	3
12/31/2011	26.155	24.583	16	12/31/2011	25.373	23.800	2
Franklin Templeton VIP Founding Funds Allocation Fund
12/31/2007	N/A	9.253	214	12/31/2007	N/A	9.244	474
12/31/2008	9.253	5.860	519	12/31/2008	9.244	5.842	196
12/31/2009	5.860	7.538	742	12/31/2009	5.842	7.500	288
12/31/2010	7.538	8.207	619	12/31/2010	7.500	8.150	263
12/31/2011	8.207	7.981	375	12/31/2011	8.150	7.909	170
Franklin U.S. Government Fund
12/31/2007	N/A	26.955	137	12/31/2007	N/A	25.960	75
12/31/2008	26.955	28.639	218	12/31/2008	25.960	27.526	74
12/31/2009	28.639	29.159	301	12/31/2009	27.526	27.970	112
12/31/2010	29.159	30.318	293	12/31/2010	27.970	29.023	89
12/31/2011	30.318	31.643	224	12/31/2011	29.023	30.232	63
Jennison Portfolio
12/31/2010	N/A	10.461	0	12/31/2010	N/A	10.447	0
12/31/2011	10.461	10.323	0	12/31/2011	10.447	10.288	0
Mutual Shares Securities Fund
12/31/2007	N/A	24.555	1600	12/31/2007	N/A	24.013	537
12/31/2008	24.555	15.251	1197	12/31/2008	24.013	14.885	381
12/31/2009	15.251	18.985	765	12/31/2009	14.885	18.492	235
12/31/2010	18.985	20.848	705	12/31/2010	18.492	20.266	194
12/31/2011	20.848	20.375	427	12/31/2011	20.266	19.767	118
Oppenheimer Global Securities Fund/VA
12/31/2007	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
12/31/2008	N/A	N/A	N/A	12/31/2008	N/A	N/A	N/A
12/31/2009	N/A	N/A	N/A	12/31/2009	N/A	N/A	N/A
12/31/2010	N/A	N/A	N/A	12/31/2010	N/A	N/A	N/A
12/31/2011	N/A	N/A	N/A	12/31/2011	N/A	N/A	N/A
Oppenheimer High Income Fund/VA
12/31/2007	N/A	13.145	2	12/31/2007	N/A	12.939	0
12/31/2008	13.145	2.769	1	12/31/2008	12.939	2.720	0
12/31/2009	2.769	3.427	1	12/31/2009	2.720	3.359	2
12/31/2010	3.427	3.855	1	12/31/2010	3.359	3.801	1
12/31/2011	3.855	3.748	0	12/31/2011	3.801	3.659	4

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Oppenheimer Main Street Fund/VA
12/31/2007	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
12/31/2008	N/A	N/A	N/A	12/31/2008	N/A	N/A	N/A
12/31/2009	N/A	N/A	N/A	12/31/2009	N/A	N/A	N/A
12/31/2010	N/A	N/A	N/A	12/31/2010	N/A	N/A	N/A
12/31/2011	N/A	N/A	N/A	12/31/2011	N/A	N/A	N/A
PIMCO EqS Pathfinder Portfolio
12/31/2010	N/A	10.348	5	12/31/2010	N/A	10.334	0
12/31/2011	10.348	9.737	638	12/31/2011	10.334	9.705	181
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	13.024	110	12/31/2007	N/A	12.929	17
12/31/2008	13.024	10.824	155	12/31/2008	12.929	10.724	92
12/31/2009	10.824	12.996	217	12/31/2009	10.724	12.849	89
12/31/2010	12.996	14.515	224	12/31/2010	12.849	14.322	181
12/31/2011	14.515	14.615	189	12/31/2011	14.322	14.393	156
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.867	228	12/31/2007	N/A	12.799	30
12/31/2008	12.867	7.143	374	12/31/2008	12.799	7.090	116
12/31/2009	7.143	9.983	472	12/31/2009	7.090	9.890	133
12/31/2010	9.983	12.277	443	12/31/2010	9.890	12.138	127
12/31/2011	12.277	11.208	276	12/31/2011	12.138	11.060	87
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.336	91	12/31/2007	N/A	12.270	24
12/31/2008	12.336	10.405	88	12/31/2008	12.270	10.328	27
12/31/2009	10.405	13.418	126	12/31/2009	10.328	13.293	24
12/31/2010	13.418	14.864	133	12/31/2010	13.293	14.696	48
12/31/2011	14.864	15.609	62	12/31/2011	14.696	15.402	39
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.482	145	12/31/2007	N/A	10.426	38
12/31/2008	10.482	10.264	262	12/31/2008	10.426	10.189	116
12/31/2009	10.264	11.846	283	12/31/2009	10.189	11.736	105
12/31/2010	11.846	13.063	274	12/31/2010	11.736	12.916	142
12/31/2011	13.063	13.878	257	12/31/2011	12.916	13.694	124
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.468	107	12/31/2007	N/A	14.241	38
12/31/2008	14.468	10.925	170	12/31/2008	14.241	10.731	27
12/31/2009	10.925	15.151	184	12/31/2009	10.731	14.853	69
12/31/2010	15.151	17.133	216	12/31/2010	14.853	16.763	78
12/31/2011	17.133	17.490	144	12/31/2011	16.763	17.078	70
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.411	245	12/31/2007	N/A	12.295	63
12/31/2008	12.411	11.392	307	12/31/2008	12.295	11.263	200
12/31/2009	11.392	13.319	543	12/31/2009	11.263	13.143	235
12/31/2010	13.319	14.221	449	12/31/2010	13.143	14.004	230
12/31/2011	14.221	15.685	420	12/31/2011	14.004	15.415	178
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	15.165	472	12/31/2007	N/A	14.926	198
12/31/2008	15.165	15.695	551	12/31/2008	14.926	15.417	253
12/31/2009	15.695	17.681	963	12/31/2009	15.417	17.333	368
12/31/2010	17.681	18.879	880	12/31/2010	17.333	18.471	326
12/31/2011	18.879	19.318	601	12/31/2011	18.471	18.863	246
SP International Growth Portfolio
12/31/2007	N/A	10.295	6	12/31/2007	N/A	10.151	0
12/31/2008	10.295	5.034	1	12/31/2008	10.151	4.953	0
12/31/2009	5.034	6.783	1	12/31/2009	4.953	6.661	0
12/31/2010	6.783	7.624	1	12/31/2010	6.661	7.472	0
12/31/2011	7.624	6.376	1	12/31/2011	7.472	6.237	0

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Foreign Securities Fund
12/31/2007	N/A	32.972	45	12/31/2007	N/A	31.937	16
12/31/2008	32.972	19.414	28	12/31/2008	31.937	18.767	10
12/31/2009	19.414	26.274	7	12/31/2009	18.767	25.348	3
12/31/2010	26.274	28.129	6	12/31/2010	25.348	27.083	3
12/31/2011	28.129	24.827	4	12/31/2011	27.083	23.856	2
Templeton Global Bond Securities Fund
12/31/2007	N/A	33.276	110	12/31/2007	N/A	32.082	34
12/31/2008	33.276	34.901	105	12/31/2008	32.082	33.581	41
12/31/2009	34.901	40.906	146	12/31/2009	33.581	39.281	42
12/31/2010	40.906	46.235	152	12/31/2010	39.281	44.309	42
12/31/2011	46.235	45.264	119	12/31/2011	44.309	43.293	31
Templeton Growth Securities Fund
12/31/2007	N/A	30.157	915	12/31/2007	N/A	29.335	301
12/31/2008	30.157	17.177	658	12/31/2008	29.335	16.676	234
12/31/2009	17.177	22.240	379	12/31/2009	16.676	21.547	128
12/31/2010	22.240	23.587	292	12/31/2010	21.547	22.807	102
12/31/2011	23.587	21.670	170	12/31/2011	22.807	20.912	64

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix A

APPENDIX B – GMIB VALUE CALCULATION EXAMPLES

•
You purchased a February 2007 Contract with the Living Guarantees and made an initial Purchase Payment of $100,000. All Owners are age 55 or younger on the Issue Date. You make no additional Purchase Payments.

•	The MAV on the fifth Contract Anniversary is $120,000.

•	The MAV on the seventh Contract Anniversary is $150,000.

•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the eighth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the eighth Contract Anniversary is $110,000.

•	The MAV on the tenth Contract Anniversary is $180,000.

•	The MAV on the fifteenth Contract Anniversary is $230,000.

The GMIB adjusted partial withdrawal is equal to:
The amount of the partial withdrawal subject to the partial withdrawal privilege
(12% of total Purchase Payments received) = 0.12 x $100,000 = …………………………………………………….		$12,000
Plus
The remaining amount of the partial withdrawal (including any withdrawal charge)…………………………………		8,000
Multiplied by the greater of a) or b):
a)	one, or
b)	the ratio of the GMIB value divided by the Contract Value on the date of (but before) the
	partial withdrawal = $150,000/$160,000 = 0.94……………………………………………………………………	x 1
		$ 8,000
Total GMIB adjusted partial withdrawal……………………………………………………………………………………		$20,000

The GMIB value on the eighth Contract Anniversary is equal to:
The MAV on the seventh Contract Anniversary………………………………………………………………………….		$150,000
Reduced by the GMIB adjusted partial withdrawal in the eighth Contract Year………………………………………		– 20,000
		$130,000
Below are examples of guaranteed monthly GMIB Payments. For Annuity Option 3, assume the Annuitant is male and the joint Annuitant is female. Both are age 55 on the Issue Date.

	GMIB Payments under…
Your Income Date is within 30 days after Contract Anniversary	GMIB Value	Option 1 Life Annuity	Option 2 Life Annuity w/ 10 years	Option 3 Joint & Last Survivor Annuity
5	$120,000	$ 540.00	$ 531.60	$ 440.40
8	$130,000	$ 631.80	$ 617.50	$ 505.70
10	$180,000	$ 925.20	$ 900.00	$ 730.80
15	$230,000	$1,386.90	$1,311.00	$1,055.70

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix B

APPENDIX C – GAV CALCULATION EXAMPLE

•
You purchased a February 2007 Contract with Living Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.

•
The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000.

•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

The initial GAV………………………………………………………………………………………………………………….			$100,000
The GAV on the first Contract Anniversary equals the greater of A or B:
(A)	the initial GAV = $100,000
(B)	the Contract Value on the first Contract Anniversary = $120,000
The GAV on the first Contract Anniversary…………………………………………………………………………............			$120,000

The GAV on the second Contract Anniversary equals the greater of C or D:
(C)	the GAV from the first Contract Anniversary = $120,000
(D)	the Contract Value on the second Contract Anniversary = $135,000
The GAV on the second Contract Anniversary……………………………………………………………………………..			$135,000

The GAV on the third Contract Anniversary equals the greater of C or D:
(C)	the GAV from the second Contract Anniversary = $135,000
(D)	the Contract Value on the third Contract Anniversary = $150,000
The GAV on the third Contract Anniversary…………………………………………………………………………………			$150,000

Calculating the GAV adjusted partial withdrawal taken in the fourth Contract Year:
The amount of the partial withdrawal subject to the partial withdrawal privilege
	(12% of total Purchase Payments) = 0.12 x $100,000 = …………………………………………......	$12,000
Plus
The remaining amount of the partial withdrawal (including any withdrawal charge)		+ (8,000
Multiplied by the greater of a) or b) where:
(a)	= one, or
(b)	the GAV divided by the Contract Value on the date of (but before) the partial withdrawal =
	$150,000/$160,000 = 0.94………………………………………………………………………………..	x 1)
Total GAV adjusted partial withdrawal…………………………………………………………………………		$20,000

The GAV on the fourth Contract Anniversary equals the greater of C or D:
(C)	the GAV from the third Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the
	fourth Contract Year = $150,000 – $20,000 = $130,000
(D)	the Contract Value on the fourth Contract Anniversary = $135,000
The GAV on the fourth Contract Anniversary			$135,000

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix C

Applying the GAV Benefit:

•
On the fifth Contract Anniversary, the Contract Value is $105,000. The initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. The fifth anniversary Contract Value is greater than the initial GAV adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the fifth Contract Anniversary.

•
On the sixth Contract Anniversary, the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. The sixth anniversary Contract Value is greater than the GAV from the first Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the sixth Contract Anniversary.

•
On the seventh Contract Anniversary, the Contract Value is $110,000. The GAV established five years ago on the second Contract Anniversary is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. The seventh Anniversary Contract Value is less than the GAV from the second Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

	Contract Value	GAV	Contract Value guaranteed under the GAV Benefit (does not apply until the 5th Contract Anniversary)	Amount of GAV True Up (does not apply until the 5th Contract Anniversary)	Contract Value after GAV True Up
Initial	$100,000	$100,000	–	–	–
1st Contract Anniversary	$120,000	$120,000	–	–	–
2nd Contract Anniversary	$135,000	$135,000	–	–	–
3rd Contract Anniversary	$150,000	$150,000	–	–	–
4th Contract Anniversary	$135,000	$135,000	–	–	–
5th Contract Anniversary	$105,000	$135,000	$ 80,000	None	$105,000
6th Contract Anniversary	$108,000	$135,000	$100,000	None	$108,000
7th Contract Anniversary	$110,000	$135,000	$115,000	$5,000	$115,000

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix C

APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•
You purchased a February 2007 Contract with an initial Purchase Payment of $100,000. You chose not to include the Living Guarantees and you allocated your entire Purchase Payment to the Investment Options. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with Enhanced GMDB. The M&E charges are higher for Contracts with Enhanced GMDB than for Contracts with Traditional GMDB. If the differences in these charges were reflected in these examples, the Contract Values would be lower for Contracts with Enhanced GMDB than for Contracts with Traditional GMDB.

If you selected Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………..		– 20,000
			$80,000
The GMDB adjusted partial withdrawal for (2) above is equal to:
	The amount of the partial withdrawal………………………………………………………………...	$20,000
	Multiplied by the greater of a) or b) where:
	a) is one, and
	b) is the ratio of the death benefit divided by the Contract Value
	on the day of (but before) the partial withdrawal = $160,000 / $160,000 = 1……….…….	x 1
	Total GMDB adjusted partial withdrawal……………………………………………………….……	$20,000
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

If you selected Enhanced GMDB:
The following details how we calculate the MAV on the first nine Contract Anniversaries:

	Contract Value	MAV
1st Contract Anniversary	$110,000	$110,000
2nd Contract Anniversary	$118,000	$118,000
3rd Contract Anniversary	$116,000	$118,000
4th Contract Anniversary	$122,000	$122,000
5th Contract Anniversary	$120,000	$122,000
6th Contract Anniversary	$141,000	$141,000
7th Contract Anniversary	$147,000	$147,000
8th Contract Anniversary	$155,000	$155,000
9th Contract Anniversary	$162,000	$162,000

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix D

•	On the Issue Date, the MAV is equal to total Purchase Payments ($100,000).

•	On the first Contract Anniversary the Contract Value is $110,000, which is greater than the MAV from the immediately preceding Business Day ($100,000), so the MAV increases to $110,000.

•	On the second Contract Anniversary the Contract Value is $118,000, which is greater than the MAV from the immediately preceding Business Day ($110,000), so the MAV increases to $118,000.

•	On the third Contract Anniversary the Contract Value is $116,000, which is less than the MAV from the immediately preceding Business Day ($118,000), so the MAV does not change.

•	On the fourth Contract Anniversary the Contract Value is $122,000, which is greater than the MAV from the immediately preceding Business Day ($118,000), so the MAV increases to $122,000.

•	On the fifth Contract Anniversary the Contract Value is $120,000, which is less than the MAV from the immediately preceding Business Day ($122,000), so the MAV does not change.

•	On the sixth, seventh, eighth and ninth Contract Anniversaries the Contract Value is greater than the MAV from the immediately preceding Business Day, so the MAV increases to equal the Contract Value.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………..		– 20,250
			$79,750
3)	The Enhanced GMDB value:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….		$162,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………...		– 20,250
			$141,750
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
	The amount of the partial withdrawal………………………………………………………………...	$20,000
	Multiplied by the greater of a) or b) where:
	a) is one, and
	b) is the ratio of the death benefit divided by the Contract Value
	on the date of (but before) the partial withdrawal = $162,000 / $160,000 = 1.0125…….	x 1.0125
	Total GMDB adjusted partial withdrawal…………………………………………………………….	$20,250
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $141,750 MAV.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix D

APPENDIX E – THE ORIGINAL CONTRACT

The Original Contract has different product features and expenses than the February 2007 Contract, as discussed in this appendix.

The Original Contract product features and expenses may include, but are not limited to the following.

•	No restrictions on allocations of Purchase Payments to the FPAs.

•	Annuity Option 6 was available for fixed and/or variable Annuity Payments.

•	If an Owner requests variable Annuity Payments under Annuity Option 2, 4, or 6 they can also take money out of the Contract during the Annuity Phase (take a liquidation).

•	Liquidations during the Annuity Phase under Annuity Option 2 or 4 were subject to a commutation fee.

•	Liquidations under Annuity Option 6 were subject to a withdrawal charge.

•
There was no minimum or maximum on MVAs for partial transfers or partial withdrawals from the FPAs and the FPA guaranteed minimum value applied only upon a complete transfer or full withdrawal from the FPAs.

•	The formula for the FPA guaranteed minimum value was different (please see the discussion that follows).

•	The GWB was immediately available for exercise.

•	The GWB terminated upon the earliest of Contract termination or the Income Date.

•
The formula for all GMIB adjusted partial withdrawals was the same as the formula for GMIB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 3, The Annuity Phase – GMIB Adjusted Partial Withdrawals).

•
The formula for GAV adjusted partial withdrawals was the same as the formula for GAV adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 6, Guaranteed Account Value (GAV) Benefit – Calculating the GAV).

•
The formula for GWB adjusted partial withdrawals was the same as the formula for GWB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 9, Access to Your Money – Guaranteed Withdrawal Benefit (GWB)).

•	The formula for GMDB adjusted partial withdrawals was different (please see the discussion that follows).

•
The mortality and expense risk (M&E) charge for the Original Contract issued before June 22, 2007 is greater than the M&E charge for the Original Contract issued on or after June 22, 2007 and for the February 2007 Contract, as discussed in the Fee Tables and section 7, Expenses.

Liquidations under Annuity Option 2. Life Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while the Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments selected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix E

Liquidations under Option 4. Joint and Last Survivor Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while at least one Annuitant is alive and the number of variable Annuity Payments made is less than the guaranteed number of payments elected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.

Liquidations under Annuity Option 6. Specified Period Certain Annuity. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation at least once each Contract Year of up to 100% of the liquidation value in the Contract. The liquidation value is equal to the present value of the remaining variable Traditional Annuity Payments based on the Payment’s current value, to the end of the period certain, using the selected AIR as the interest rate for the present value calculation. We will subtract a withdrawal charge from the amount you take out before we pay you the proceeds. We will process the liquidation within seven days after your written request is received in good order at our Service Center, reduced as set forth in the Contract. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining specified period certain by the percentage of the liquidation value withdrawn, including the withdrawal charge.

The FPA guaranteed minimum value for the Original Contract is equal to:

The greater of (a) or (b) where:

(a)	=	all allocations to the FPAs less partial withdrawals (including any withdrawal charges), Partial Annuitizations and transfers from the FPAs.
(b)	=
87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges), Partial Annuitizations, and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate specified in the Contract (which is 3%).

Plus

upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

For the Original Contract, in no event will the Contract Value in a FPA after application of the MVA be less than the FPA guaranteed minimum value upon complete transfer or full withdrawal.

All partial withdrawals, Partial Annuitizations and transfers in this calculation of the FPA guaranteed minimum value for the Original Contract does not reflect any MVA.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix E

Commutation fee/withdrawal charge for liquidations on the Original Contract: If you request variable Traditional Annuity Payments under Annuity Option 2 or 4 you may be able to take a liquidation during the Annuity Phase. Liquidations are first allowed five years after the Income Date. If you take a liquidation under Annuity Option 2 or 4 we will assess a commutation fee against the amount you withdraw.

Commutation fee during the Annuity Phase – the Original Contract only

(as a percentage of amount liquidated under variable traditional Annuity Option 2 or 4)

Number of Complete Years Since Income Date	Charge
5	4%
6	3%
7	2%
8 years or more	1%
If you request variable Traditional Annuity Payments under Annuity Option 6 you may be able to take a liquidation during the Annuity Phase. If you take a liquidation under Annuity Option 6 we may assess a withdrawal charge against the amount you withdraw.

Withdrawal Charge During the Annuity Phase – the Original Contract only

(as a percentage of amount liquidated under variable traditional Annuity Option 6)

Number of Complete Years Since Receipt of Purchase Payment	Charge
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
In some states, the commutation fee or withdrawal charge for liquidations during the Annuity Phase is replaced with a charge equal to the difference of the present value of the remaining variable Traditional Annuity Payments in the guaranteed period/specified period certain at AIR and AIR plus 1%.

We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.

The GMDB adjusted partial withdrawal formula for the Original Contract is equal to:  FPW + (RPW x GMDB)

FPW	=
The amount of the partial withdrawal (before any MVA) that together with any other previous partial withdrawals taken during the Contract Year does not exceed 12% of total Purchase Payments (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.

RPW	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but the application of any MVA.
GMDB	=	The greater of one, or (a) divided by (b) where:
		(a)	=	the death benefit on the day of (but before) the partial withdrawal.
		(b)	=	the Contract Value on the day of (but before) the partial withdrawal, adjusted for any applicable MVA.
If you take a GMIB Partial Annuitization, the GMDB adjusted partial withdrawal formula for the Original Contract is the same as it is for the February 2007 Contract currently offered for sale in most states.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix E

APPENDIX F – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchased a February 2007 Contract with an initial Purchase Payment of $100,000, you selected Living Guarantees, and you made no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a RMD payment in the same Contract Year, and before any MVA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege. The maximum amount available under the GWB is the lesser of the partial withdrawal privilege ($12,000) or the remaining GWB value (total Purchase Payments less GWB adjusted partial withdrawals). There is no MVA to any of the withdrawals in the following examples.

Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:

•	You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7%. You have taken no other withdrawals from the Contract.

•
There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn
(excluding any penalty-free withdrawals), less any withdrawal charge = $100,000 – $0 – $0 =..……….………...	$100,000
Multiplied by the withdrawal charge……………………………………………………………………………………....	x 7%
$7,000
Therefore, we withdraw $90,000 from the Contract and pay you $83,000 ($90,000 less the $7,000 withdrawal charge). The full withdrawal reduces the total amount available under the GWB to zero.

Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $9,000 in the third Contract Year. The total amount available under the partial withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis. The partial withdrawal reduces the total amount available under the GWB by $9,000.

•
You take a full withdrawal in the fourth Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn
(excluding any penalty-free withdrawals), less any withdrawal charge = $100,000 – $0 – $0 =..……….………..	$100,000
Multiplied by the withdrawal charge…………………………………………………………………………………..…..	x 6%
$6,000
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $84,000 ($90,000 less the $6,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $93,000. The full withdrawal reduces the total amount available under the GWB to zero.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix F

Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $15,000 in the third Contract Year when the withdrawal charge is 7%. The total amount available under the partial withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and reduces the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
The amount you receive that is subject to a withdrawal charge…………………………………………….	$3,000
Divided by (1 minus the withdrawal charge percentage)…………………………………………………………	÷ 0.93
Total amount withdrawn……………………………………………………………………………………………...	$3,226
Total withdrawal charge (amount withdrawn minus the amount requested) = $3,226 – $3,000 …………...	$226
Therefore, we withdraw $15,226 from the Contract and pay you $15,000. The partial withdrawal reduces the GWB by a minimum of $15,226. The reduction is greater if the Contract Value on the day of (but before) the partial withdrawal is less than $100,000.

•
Continuing the example, assume you take a full withdrawal in the fourth Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn
(excluding any penalty-free withdrawals), less any withdrawal charge = $100,000 – $3,000 – $226 =…………	$96,774
Multiplied by the withdrawal charge………………………………………………………………………………….…..	x 6%
$5,806
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $84,194 ($90,000 less the $5,806 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $99,194. The full withdrawal reduces the total amount available under the GWB to zero.

A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:

•
You take the maximum amount available under the partial withdrawal privilege each year in the third, fourth, and fifth Contract Years (total distributions = $36,000). The $36,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis. These partial withdrawals are guaranteed by the GWB, and reduce the GWB by $36,000. The total amount available under the GWB after these partial withdrawals is equal to

$100,000 – $36,000 = $64,000.

•
In the sixth Contract Year, the Contract Value is $11,000 and the maximum amount available under the GWB is $12,000. If you withdraw $12,000 under the GWB in the sixth Contract Year, your Contract Value would drop to zero, but you could continue to take $12,000 each year for the next four years and then make a final withdrawal of $4,000 in the eleventh Contract Year without incurring a withdrawal charge.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012
Appendix F

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

If you need customer service (such as changes in Contract information, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.), please contact our Service Center at:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

ADDRESSES FOR MAILING CHECKS

For a check for an additional Purchase Payment by regular mail please use this address:

Allianz Life Insurance Company of North America

NW5989

P.O. Box 1450

Minneapolis, MN 55485-5989

For a check for an additional Purchase Payment by overnight, certified or registered mail please use this address:

Allianz Life Insurance Company of North America

NW5989

1350 Energy Lane, Suite 200

St. Paul, MN 55108-5254

NOTE: Checks for additional Purchase Payments you send to the wrong address are forwarded to the 1350 Energy Lane address listed above, which may delay processing.

The Allianz High Five® Variable Annuity Contract Prospectus – April 30, 2012

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ HIGH FIVE®

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(ALLIANZ LIFE, WE, US, OUR)

APRIL 30, 2012

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

TABLE OF CONTENTS

Allianz Life……………………………………………………...........	2
Experts………………………………………………………….…....…	2
Legal Opinions……………………………………………………….	2
Distributor……………………………………………………….……….	2
Reduction or Elimination of the Withdrawal Charge………………..	3
Federal Tax Status…………………………………………..….…..	3
General…………………………………………………………...…	3
Diversification…………………………………………….…......….	4
Owner Control………………………………………………..….	4
Contracts Owned by Non-Individuals……………………..…..	5
Income Tax Withholding………………………………..….......	5
Required Distributions…………………………………..………	5
Qualified Contracts……………………………………………...	6
Guaranteed Account Value (GAV) Transfers……………..…	7
Annuity Provisions…………………………………………….........	14
Annuity Units/Calculating Annuity Payments…………….….	14
Mortality and Expense Risk Guarantee………………………..….	14
Financial Statements…………………………………..…..……….	14
Appendix – Condensed Financial Information…...……..………..	15

HIGHFIVESAI-0412

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2011 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2011 and 2010 and for each of the years in the three-year period ended December 31, 2011, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2011 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Accounting Standards Board (FASB), as of January 1, 2009. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2009	$169,464,504.26	$0
2010	$220,761,073.60	$0
2011	$264,909,554.57	$0
We may fund Allianz Life Financial’s operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial’s operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 894 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 48 broker-dealer firms. These payments vary in amount. In 2011, the five firms receiving the largest payments, ranging from $769,664 to $4,297,627, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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Firm Name
LPL Financial Network
The Advisor Group Network
Wells Fargo Network
National Planning Holdings
HD Vest Investment Services

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

•	the size of the group;

•	the total amount of Purchase Payments expected to be received from the group;

•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses are reduced; and

•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event is any reduction or elimination of the withdrawal charge permitted where the reduction or elimination is unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

3

For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

•	no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

•	no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

•	no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

•	no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

We intend that all Investment Options underlying the Contracts be managed by the investment advisers in such a manner as to comply with these diversification requirements.

Owner Control

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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Contracts Owned by Non-Individuals

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts are taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally are not treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Annuity contracts owned by corporations or similar taxable entities do not qualify for income tax deferral. Allianz will issue a 1099R annually and report any gains and/or distributions from the Contract. Additional information may be requested for these types of entities and are subject to Allianz approval, on a case-by-case basis, before issuance. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	distributions which are required minimum distributions; or

•	the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract is distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:

•
if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract is distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

•	if any Owner dies before the Income Date, the entire interest in the Contract is distributed within five years after the date of such Owner’s death.

These requirements are considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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Qualified Contracts

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes – Distributions – Qualified Contracts.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes – Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

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GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS

To make the GAV Benefit available we monitor your Contract Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model.

The mathematical model uses the following formula to compute d, the percentage of Contract Value to be allocated to the Investment Options:

d = N{[ ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}

where:

Notation	Description
C	Contract Value
G	Adjusted Guarantee
r	Credited Rate
s	Adjusted Volatility
t	Time Remaining
d	Percentage of Contract Value in Investment Options
N	Cumulative Standard Normal Distribution function
ln	Natural Logarithm function
Following is a more detailed discussion of the values used in the formula.

The Contract Value includes Contract Value both in the Investment Options and in the FPAs.

The Adjusted Guarantee for a given GAV is the dollar value of the GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GAV. In mathematical terms, the adjusted guarantee (G) equals g multiplied by w, where g represents the dollar value of the GAV, and w is a factor that we use to incorporate the current anticipated price of the guarantee into the GAV Benefit.

•	w is based upon a guarantee ratio, m, that we use to measure how "low" a Contract Value is relative to the GAV.

•
m is the ratio of (a) the difference of the GAV minus the Contract Value, and (b) the difference of the GAV minus the present value of the GAV, discounted for the time (in years) until the GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g – C) / [g – (g / (1 + r)t)]. The value of w and the corresponding guarantee ratio, m, are presented in Table 1 which appears later in this section. The values for w set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for w may change, however, for new Contracts issued in the future.

The Credited Rate is the interest rate credited to the currently available FPA. The interest rate is never less than the guaranteed rate stated in your Contract.

The Adjusted Volatility represents the volatility of the returns of Contract Value for all in force Contracts–that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and does not change for the duration of the Contract. However we may change the number for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.

The Time Remaining for a given GAV is the number of years (including any fraction) which remain until that GAV is applied and any True Up based on that GAV is made.

The Percentage of Contract Value to be allocated to the Investment Options is computed for each future GAV. Ultimately the allocation for a Contract takes into account each future GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.

The Cumulative Standard Normal Distribution function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The Natural Logarithm function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

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The mathematical model uses d as follows.

If you have not reset the GAV, then during the first Contract Year there is one GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GAVs, each available on a different Contract Anniversary.

We compute d for each future GAV (which can be as many as five). We take the smallest of these ds and execute a GAV Transfer based on the following.

•
Whether the allocation differs sufficiently from the allocation we previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)

•	Whether a GAV Transfer would exceed the limit of 50% of Purchase Payments that exists in the first two Contract Years.

•	The number of transfers which have already occurred.

If you have not reset the GAV, then:

•	At issue we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.

•	After issue, and before the first GAV Transfer to the FPAs, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.

•
After issue, and after the first GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer is to the FPAs. If d is sufficiently above the baseline, the GAV Transfer is to the Investment Options.

If you have reset the GAV, then:

•	On the reset date, we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.

•
After the reset date, and before the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.

•
After the reset date, and after the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer is to the FPAs. If d is sufficiently above the baseline, the GAV Transfer is to the Investment Options.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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Example 1: At issue, establish the baseline.

You purchase a February 2007 Contract with a single Purchase Payment of $100,000. The GAV is $100,000, which becomes available on the fifth anniversary. Assume the following additional values.

•	The interest rate credited to the ten-year FPA is 3%.

•	The adjusted volatility of the Investment Options you selected is 16%.

•	The specified margin is 5%.

For this example we have:

Variable	Value	Description
C	$100,000	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
s	0.16	Adjusted Volatility
t	5	Time Remaining
First, we compute m and w and G as follows.

m = (g – C) / [g – (g / (1 + r)t)]

= ($100,000 – $100,000) / [$100,000 – ($100,000 / (1 + 0.03)5)]

= 0 / [$100,000 – ($100,000 / 1.159274)]

= 0 / [$100,000 – $86,260.88]

= 0 / $13,739.12

= 0

We use the value of m (which is zero) to look up this value of w in Table 1 (which appears later in this section) and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.

Now, we compute d as follows.

d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}

= N{[ln ($100,000 / $108,000) + (0.03 + 0.162 / 2) × 5] / [0.16 × Ö5]}

= N{[ln (0.925926) + 0.0428 × 5] / [0.16 × 2.236068]}

= N{[–0.076961 + 0.214] / [0.357771]}

= N{0.383036}

= 0.649153 (approximately 65%).

Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.

Starting at issue we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model calls for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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Example 2: The first GAV Transfer to the FPAs.

Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.

Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%), as computed in Example 1.

For this example we have:

Variable	Value	Description
C	$96,990	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
s	0.16	Adjusted Volatility
t	4.5	Time Remaining
First, we compute m and w and G as follows.

m = (g – C) / [g – (g / (1 + r)t)]

= ($100,000 – $96,990) / [$100,000 – ($100,000 / (1 + 0.03)4.5)]

= $3,010 / [$100,000 – ($100,000 / 1.142267)]

= $3,010 / [$100,000 – $87,543.23]

= $3,010 / $12,454.77

= 0.241674

We use the value of m (which is 0.241674) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.

Now we compute d as follows.

d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}

= N{[ln ($96,990 / $108,000) + (0.03 + 0.162 / 2) × 4.5] / [0.16 × Ö4.5]}

= N{[ln (0.898056) + 0.0428 × 4.5] / [0.16 × 2.121320]}

= N{[ –0.107523 + 0.1926] / [0.339411]}

= N{0.250659}

= 0.598961 (approximately 60%).

As computed, d is less than the baseline by 0.598961 – 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an first GAV Transfer to the FPAs.

The amount of the transfer is such that, after the transfer, the percentage Contract Value in the variable Investment Options is d, approximately 60%.

The mathematical model calls for 0.598961 × $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value ($96,990 – $58,093.26 = $38,896.74) to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (i.e., $38,896.74 / $96,990) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.598961.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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Example 3: An additional GAV Transfer to the Investment Options.

Continuing Examples 1 and 2, assume that 10 months after issue the Contract Value has risen to $102,470.

The amount of the Contract Value allocated to the FPAs has grown to $41,094.47 since that of Example 2, the baseline is now 0.598961.

In this example we have:

Variable	Value	Description
C	$102,470	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
s	0.16	Adjusted Volatility
t	4.166667	Time Remaining
First, we compute m and w and G as follows.

m = (g – C) / [g – (g / (1 + r)t)]

= ($100,000 – $102,470) / [$100,000 – ($100,000 / (1 + 0.03)4.166667)]

= –$2,470 / [$100,000 – ($100,000 / 1.131067 )]

= –$2,470 / [$100,000 – $88,412.07]

= –$2,470 / $11,587.93

= –0.213153

We use the value of m (which is –0.213153) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.

d = N{[ln (C / G) + (r + s2 / 2) × t] / [ s × Öt]}

= N{[ln ($102,470 / $108,000) + ( 0.03 + 0.162 / 2) × 4.166667] / [ 0.16 × Ö4.166667]}

= N{[ln (0.948796) + 0.0428 × 4.166667] / [0.16 × 2.041241]}

= N{[–0.052561 + 0.178333] / [0.326599]}

= N{0.385097}

= 0.649917 (approximately 65%).

As computed, d differs from the baseline by 0.649917 – 0.598961 = 0.050956 or approximately 5.10%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer is to the Investment Options.

The amount of the transfer is such that after the transfer the percentage of Contract Value in the variable Investment Options is d, namely 64.99%.

The mathematical model calls for 0.649917 × $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 – $66,597.02 = $35,872.98 to be allocated to the FPAs.

As mentioned above, the FPAs are now at $41,094.47.

The GAV Transfer to the Investment Options in the amount of $41,094.47 – $35,872.98 = $5,221.49 represents approximately 5.10% (i.e., $5,221.49 / $102,470) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.649917.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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Example 4: Expanding on the computation of w.

In the first three examples w has always been 1.08. This example shows how w may differ from 1.08. Assume the following:

Variable	Value	Description
C	$85,111	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
t	2	Time Remaining
In this example we compute m and w and G as follows.

m = (g – C) / [g – (g / (1 + r) t )]

= ($100,000 – $85,111) / [$100,000 – ($100,000 / (1 + 0.03) 2 )]

= $14,889 / [$100,000 – ($100,000 / 1.060900)]

= $14,889 / [$100,000 – $94,259.59]

= $14,889 / $5,740.41

= 2.593718

This value of m falls between 2.55 and 2.60 in Table 1. Therefore, w falls between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals w to be approximately 2.148261. The Adjusted Guarantee G is w × g; or 2.148261 × $100,000 = $214,826.10.

d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}

= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.162 / 2) × 2] / [0.16 × Ö2]}

= N{[ln (0.396186) + 0.0428 × 2] / [0.16 × 1.414214]}

= N{[ –0.925873 + 0.085600] / [0.226274]}

= N{–3.713515}

= 0.000102 (approximately 0%).

This low value of d results both because the Contract Value of $84,111 is substantially lower than the initial GAV of $100,000, and only two years remain before this GAV becomes available. Therefore the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model does not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.

In practice it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low d could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low d may result even if the Contract Value is not much lower than the guarantee.

TABLE 1

We compute the Adjusted Guarantee to be the product of the guarantee times w:

G = g × w
where w is derived from the following table based on m. In turn m is given by:

m = (g – C) / [g – (g / (1 + r)t)]

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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where:

Notation	Description
w	Worth Adjustment Applied to the Guarantee
m	Guarantee Ratio
G	Adjusted Guarantee
C	Contract Value
g	The dollar value of the GAV
r	Credited Rate
t	Time Remaining
For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.

m	w	m	w	m	w
0.000	1.0800	1.50	1.2893	3.5	3.6812
0.700	1.0800	1.55	1.3114	3.6	3.9095
0.725	1.0800	1.60	1.3349	3.7	4.1510
0.750	1.0827	1.65	1.3597	3.8	4.4060
0.775	1.0867	1.70	1.3860	3.9	4.6751
0.800	1.0909	1.75	1.4137	4.0	4.9584
0.825	1.0951	1.80	1.4430	4.1	5.2565
0.850	1.0996	1.85	1.4738	4.2	5.5696
0.875	1.1042	1.90	1.5062	4.3	5.8983
0.900	1.1089	1.95	1.5402	4.4	6.2428
0.925	1.1139	2.00	1.5760	4.5	6.6036
0.950	1.1190	2.05	1.6135	4.6	6.9811
0.975	1.1243	2.10	1.6529	4.7	7.3755
1.000	1.1298	2.15	1.6940	4.8	7.7874
1.025	1.1355	2.20	1.7371	4.9	8.2171
1.050	1.1414	2.25	1.7821	5.0	8.6650
1.075	1.1475	2.30	1.8291
1.100	1.1538	2.35	1.8782
1.125	1.1604	2.40	1.9294
1.150	1.1671	2.45	1.9826
1.175	1.1742	2.50	2.0381
1.200	1.1814	2.55	2.0958
1.225	1.1889	2.60	2.1558
1.250	1.1966	2.65	2.2182
1.275	1.2046	2.70	2.2829
1.300	1.2129	2.75	2.3500
1.325	1.2214	2.80	2.4196
1.350	1.2303	2.85	2.4918
1.375	1.2394	2.90	2.5665
1.400	1.2487	2.95	2.6438
1.425	1.2584	3.00	2.7238
1.450	1.2684	3.05	2.8065
1.475	1.2787	3.10	2.8920
1.500	1.2893	3.15	2.9803
		3.20	3.0714
		3.25	3.1655
		3.30	3.2625
		3.35	3.3626
		3.40	3.4657
		3.45	3.5718
		3.50	3.6812

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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ANNUITY PROVISIONS

We base Traditional Annuity Payments upon the following:

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.

•	The adjusted Contract Value (Contract Value adjusted for any MVA) on the Income Date.

•	The Annuity Option you select.

•	The age of the Annuitant and any joint Annuitant.

•	The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments is placed in our general account and does not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

Annuity Units/Calculating Variable Annuity Payments

The first Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units changes if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment not affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2011 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2011 are also included in Part C of the Registration Statement and are incorporated herein by reference.

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

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APPENDIX – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Key to Benefit Option*		Separate Account Annual Expenses
CON 1	Allianz High Five – Original Contract issued before June 22, 2007 or May 2005 Contract with the GMDB….	1.40%
CON 2	Allianz High Five – Original Contract issued before June 22, 2007 or May 2005 Contract with the GMDB….	1.60%
(Number of Accumulation Units in thousands)

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Allianz AGIC Opportunity Fund
CON 1  1.40%
                      12/31/2002              N/A              8.014 6
                      12/31/2003              8.014              12.805 603
                      12/31/2004              12.805              13.607 1357
                      12/31/2005              13.607              14.100 1346
                      12/31/2006              14.100              15.528 1398
                      12/31/2007              15.528              16.672 1184
                      12/31/2008              16.672              8.688 223
                      12/31/2009              8.688              13.545 280
                      12/31/2010              13.545              15.865 133
                      12/31/2011              15.865              13.840 99
CON 2  1.60%
                      12/31/2002              N/A              8.060 0
                      12/31/2003              8.060              12.853 411
                      12/31/2004              12.853              13.631 982
                      12/31/2005              13.631              14.096 887
                      12/31/2006              14.096              15.493 885
                      12/31/2007              15.493              16.601 807
                      12/31/2008              16.601              8.633 129
                      12/31/2009              8.633              13.433 128
                      12/31/2010              13.433              15.703 58
                      12/31/2011              15.703              13.672 36
AZL Balanced Index Strategy Fund
CON 1  1.40%
                      12/31/2009              N/A              10.035 17
                      12/31/2010              10.035              10.934 8
                      12/31/2011              10.934              11.042 17
CON 2  1.60%
                      12/31/2009              N/A              10.031 21
                      12/31/2010              10.031              10.908 9
                      12/31/2011              10.908              10.994 5
AZL BlackRock Capital Appreciation Fund
CON 1  1.40%
                      12/31/2005              N/A              11.967 918
                      12/31/2006              11.967              11.987 742
                      12/31/2007              11.987              13.110 624
                      12/31/2008              13.110              8.225 147
                      12/31/2009              8.225              10.987 708
                      12/31/2010              10.987              12.914 472
                      12/31/2011              12.914              11.575 268
CON 2  1.60%
                      12/31/2005              N/A              11.951 318
                      12/31/2006              11.951              11.947 478
                      12/31/2007              11.947              13.040 327
                      12/31/2008              13.040              8.165 85
                      12/31/2009              8.165              10.885 357
                      12/31/2010              10.885              12.768 251
                      12/31/2011              12.768              11.421 165
AZL Columbia Mid Cap Value Fund
CON 1  1.40%
                      12/31/2006              N/A              10.077 332
                      12/31/2007              10.077              10.319 390
                      12/31/2008              10.319              4.869 86
                      12/31/2009              4.869              6.352 143
                      12/31/2010              6.352              7.683 129
                      12/31/2011              7.683              7.306 63
CON 2  1.60%
                      12/31/2006              N/A              10.063 99
                      12/31/2007              10.063              10.284 169
                      12/31/2008              10.284              4.843 59
                      12/31/2009              4.843              6.305 57
                      12/31/2010              6.305              7.611 45
                      12/31/2011              7.611              7.224 26

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

15

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Columbia Small Cap Value Fund
CON 1  1.40%
                      12/31/2004              N/A              12.058 583
                      12/31/2005              12.058              12.294 1044
                      12/31/2006              12.294              13.748 1023
                      12/31/2007              13.748              12.439 676
                      12/31/2008              12.439              8.330 153
                      12/31/2009              8.330              10.243 99
                      12/31/2010              10.243              12.719 78
                      12/31/2011              12.719              11.764 46
CON 2  1.60%
                      12/31/2004              N/A              12.042 373
                      12/31/2005              12.042              12.253 533
                      12/31/2006              12.253              13.675 574
                      12/31/2007              13.675              12.348 338
                      12/31/2008              12.348              8.253 71
                      12/31/2009              8.253              10.127 42
                      12/31/2010              10.127              12.551 43
                      12/31/2011              12.551              11.584 27
AZL Davis New York Venture Fund
CON 1  1.40%
                      12/31/2002              N/A              7.808 0
                      12/31/2003              7.808              9.965 366
                      12/31/2004              9.965              10.864 3110
                      12/31/2005              10.864              11.750 5647
                      12/31/2006              11.750              13.199 6945
                      12/31/2007              13.199              13.555 5608
                      12/31/2008              13.555              7.952 1979
                      12/31/2009              7.952              10.338 1305
                      12/31/2010              10.338              11.422 772
                      12/31/2011              11.422              10.791 581
CON 2  1.60%
                      12/31/2002              N/A              7.683 0
                      12/31/2003              7.683              9.786 473
                      12/31/2004              9.786              10.647 2067
                      12/31/2005              10.647              11.493 3436
                      12/31/2006              11.493              12.884 4000
                      12/31/2007              12.884              13.205 3167
                      12/31/2008              13.205              7.732 1172
                      12/31/2009              7.732              10.031 747
                      12/31/2010              10.031              11.061 493
                      12/31/2011              11.061              10.429 422
AZL Dreyfus Research Growth Fund
CON 1  1.40%
                      12/31/2002              N/A              7.193 0
                      12/31/2003              7.193              8.813 520
                      12/31/2004              8.813              9.361 1378
                      12/31/2005              9.361              9.652 1669
                      12/31/2006              9.652              10.749 2144
                      12/31/2007              10.749              11.526 3281
                      12/31/2008              11.526              6.634 645
                      12/31/2009              6.634              8.816 434
                      12/31/2010              8.816              10.686 329
                      12/31/2011              10.686              10.201 193
CON 2  1.60%
                      12/31/2002              N/A              6.993 0
                      12/31/2003              6.993              8.550 362
                      12/31/2004              8.550              9.064 665
                      12/31/2005              9.064              9.327 811
                      12/31/2006              9.327              10.366 974
                      12/31/2007              10.366              11.094 2138
                      12/31/2008              11.094              6.372 429
                      12/31/2009              6.372              8.451 263
                      12/31/2010              8.451              10.223 156
                      12/31/2011              10.223              9.740                 101
AZL Eaton Vance Large Cap Value Fund
CON 1  1.40%
                      12/31/2002              N/A              7.387 1
                      12/31/2003              7.387              9.508 1643
                      12/31/2004              9.508              10.980 5101
                      12/31/2005              10.980              11.253 7280
                      12/31/2006              11.253              12.846 7045
                      12/31/2007              12.846              12.386 6978
                      12/31/2008              12.386              7.794 1421
                      12/31/2009              7.794              9.724 860
                      12/31/2010              9.724              10.531 469
                      12/31/2011              10.531              9.923 370
CON 2  1.60%
                      12/31/2002              N/A              7.251 0
                      12/31/2003              7.251              9.314 1537
                      12/31/2004              9.314              10.735 3718
                      12/31/2005              10.735              10.980 5006
                      12/31/2006              10.980              12.509 4847
                      12/31/2007              12.509              12.037 4338
                      12/31/2008              12.037              7.559 853
                      12/31/2009              7.559              9.413 550
                      12/31/2010              9.413              10.173 332
                      12/31/2011              10.173              9.566 290
AZL Federated Clover Small Value Fund
CON 1  1.40%
                      12/31/2003              N/A              12.718 385
                      12/31/2004              12.718              15.437 1737
                      12/31/2005              15.437              16.293 2976
                      12/31/2006              16.293              18.544 3644
                      12/31/2007              18.544              17.485 2450
                      12/31/2008              17.485              11.426 582
                      12/31/2009              11.426              14.716 342
                      12/31/2010              14.716              18.446 288
                      12/31/2011              18.446              17.477 183
CON 2  1.60%
                      12/31/2003              N/A              12.701 484
                      12/31/2004              12.701              15.385 1683
                      12/31/2005              15.385              16.206 2307
                      12/31/2006              16.206              18.408 2444
                      12/31/2007              18.408              17.323 1700
                      12/31/2008              17.323              11.297 375
                      12/31/2009              11.297              14.521 255
                      12/31/2010              14.521              18.165 167
                      12/31/2011              18.165              17.176 110

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

16

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Fusion Balanced Fund
CON 1  1.40%
                      12/31/2005              N/A              10.630 2932
                      12/31/2006              10.630              11.477 4889
                      12/31/2007              11.477              12.121 4984
                      12/31/2008              12.121              8.672 1225
                      12/31/2009              8.672              10.836 935
                      12/31/2010              10.836              11.868 620
                      12/31/2011              11.868              11.598 255
CON 2  1.60%
                      12/31/2005              N/A              10.615 1353
                      12/31/2006              10.615              11.439 2265
                      12/31/2007              11.439              12.057 2418
                      12/31/2008              12.057              8.609 525
                      12/31/2009              8.609              10.735 377
                      12/31/2010              10.735              11.734 231
                      12/31/2011              11.734              11.444 92
AZL Fusion Growth Fund
CON 1  1.40%
                      12/31/2005              N/A              11.105 4341
                      12/31/2006              11.105              12.288 10396
                      12/31/2007              12.288              12.813 8739
                      12/31/2008              12.813              7.715 1841
                      12/31/2009              7.715              10.057 1103
                      12/31/2010              10.057              11.197 837
                      12/31/2011              11.197              10.553 575
CON 2  1.60%
                      12/31/2005              N/A              11.090 3323
                      12/31/2006              11.090              12.247 6346
                      12/31/2007              12.247              12.745 5304
                      12/31/2008              12.745              7.658 988
                      12/31/2009              7.658              9.963 606
                      12/31/2010              9.963              11.071 411
                      12/31/2011              11.071              10.413 364
AZL Fusion Moderate Fund
CON 1  1.40%
                      12/31/2005              N/A              10.808 5644
                      12/31/2006              10.808              11.800 11618
                      12/31/2007              11.800              12.396 11909
                      12/31/2008              12.396              8.219 1996
                      12/31/2009              8.219              10.490 1413
                      12/31/2010              10.490              11.559 868
                      12/31/2011              11.559              11.075 570
CON 2  1.60%
                      12/31/2005              N/A              10.793 3282
                      12/31/2006              10.793              11.760 6079
                      12/31/2007              11.760              12.330 5010
                      12/31/2008              12.330              8.159 943
                      12/31/2009              8.159              10.392 625
                      12/31/2010              10.392              11.428 338
                      12/31/2011              11.428              10.928 241
AZL Growth Index Strategy Fund
CON 1  1.40%
                      12/31/2009              N/A              10.067 67
                      12/31/2010              10.067              11.259 30
                      12/31/2011              11.259              11.104 23
CON 2  1.60%
                      12/31/2009              N/A              10.063 47
                      12/31/2010              10.063              11.232 40
                      12/31/2011              11.232              11.055 48
AZL International Index Fund
CON 1  1.40%
                      12/31/2009              N/A              9.761 48
                      12/31/2010              9.761              10.310 81
                      12/31/2011              10.310              8.868 28
CON 2  1.60%
                      12/31/2009              N/A              9.757 29
                      12/31/2010              9.757              10.285 37
                      12/31/2011              10.285              8.829 17
AZL Invesco Equity and Income Fund
CON 1  1.40%
                      12/31/2004              N/A              10.810 2159
                      12/31/2005              10.810              11.380 4060
                      12/31/2006              11.380              12.627 5108
                      12/31/2007              12.627              12.832 4227
                      12/31/2008              12.832              9.627 802
                      12/31/2009              9.627              11.662 465
                      12/31/2010              11.662              12.850 230
                      12/31/2011              12.850              12.395 182
CON 2  1.60%
                      12/31/2004              N/A              10.795 1275
                      12/31/2005              10.795              11.342 2394
                      12/31/2006              11.342              12.560 2742
                      12/31/2007              12.560              12.738 2186
                      12/31/2008              12.738              9.537 464
                      12/31/2009              9.537              11.530 281
                      12/31/2010              11.530              12.679 137
                      12/31/2011              12.679              12.207 91
AZL Invesco Growth and Income Fund
CON 1  1.40%
                      12/31/2002              N/A              8.131 0
                      12/31/2003              8.131              10.219 955
                      12/31/2004              10.219              11.469 2635
                      12/31/2005              11.469              12.355 3937
                      12/31/2006              12.355              14.121 3999
                      12/31/2007              14.121              14.291 3027
                      12/31/2008              14.291              9.462 665
                      12/31/2009              9.462              11.537 413
                      12/31/2010              11.537              12.783 294
                      12/31/2011              12.783              12.361 190

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

17

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
CON 2  1.60%
                      12/31/2002              N/A              8.024 0
                      12/31/2003              8.024              10.065 1298
                      12/31/2004              10.065              11.273 2179
                      12/31/2005              11.273              12.120 3088
                      12/31/2006              12.120              13.824 3201
                      12/31/2007              13.824              13.963 2306
                      12/31/2008              13.963              9.226 502
                      12/31/2009              9.226              11.227 341
                      12/31/2010              11.227              12.415 215
                      12/31/2011              12.415              11.981 148
AZL Invesco International Equity Fund
CON 1  1.40%
                      12/31/2002              N/A              8.084 0
                      12/31/2003              8.084              10.135 245
                      12/31/2004              10.135              12.205 707
                      12/31/2005              12.205              14.005 1347
                      12/31/2006              14.005              17.546 2066
                      12/31/2007              17.546              19.830 1815
                      12/31/2008              19.830              11.438 333
                      12/31/2009              11.438              15.150 421
                      12/31/2010              15.150              16.810 221
                      12/31/2011              16.810              15.364 123
CON 2  1.60%
                      12/31/2002              N/A              8.069 0
                      12/31/2003              8.069              10.097 104
                      12/31/2004              10.097              12.135 378
                      12/31/2005              12.135              13.897 818
                      12/31/2006              13.897              17.375 1136
                      12/31/2007              17.375              19.598 1128
                      12/31/2008              19.598              11.281 205
                      12/31/2009              11.281              14.913 247
                      12/31/2010              14.913              16.514 133
                      12/31/2011              16.514              15.063 83
AZL JPMorgan International Opportunities Fund
CON 1  1.40%
                      12/31/2003              N/A              12.274 330
                      12/31/2004              12.274              13.581 1682
                      12/31/2005              13.581              14.952 3430
                      12/31/2006              14.952              17.878 4358
                      12/31/2007              17.878              19.359 3276
                      12/31/2008              19.359              13.637 708
                      12/31/2009              13.637              16.987 629
                      12/31/2010              16.987              17.747 336
                      12/31/2011              17.747              15.154 236
CON 2  1.60%
                      12/31/2003              N/A              12.258 362
                      12/31/2004              12.258              13.535 1758
                      12/31/2005              13.535              14.872 2985
                      12/31/2006              14.872              17.748 3402
                      12/31/2007              17.748              19.179 2761
                      12/31/2008              19.179              13.483 576
                      12/31/2009              13.483              16.761 500
                      12/31/2010              16.761              17.476 222
                      12/31/2011              17.476              14.894 169
AZL JPMorgan U.S. Equity Fund
CON 1  1.40%
                      12/31/2004              N/A              10.759 1410
                      12/31/2005              10.759              11.188 1939
                      12/31/2006              11.188              12.643 2055
                      12/31/2007              12.643              12.939 1682
                      12/31/2008              12.939              7.824 366
                      12/31/2009              7.824              10.316 498
                      12/31/2010              10.316              11.492 304
                      12/31/2011              11.492              11.083 234
CON 2  1.60%
                      12/31/2004              N/A              10.744 968
                      12/31/2005              10.744              11.151 1252
                      12/31/2006              11.151              12.576 1255
                      12/31/2007              12.576              12.845 939
                      12/31/2008              12.845              7.751 190
                      12/31/2009              7.751              10.200 247
                      12/31/2010              10.200              11.339 166
                      12/31/2011              11.339              10.915 141
AZL MFS Investors Trust Fund
CON 1  1.40%
                      12/31/2005              N/A              12.246 1890
                      12/31/2006              12.246              13.620 2731
                      12/31/2007              13.620              14.871 2601
                      12/31/2008              14.871              8.782 1032
                      12/31/2009              8.782              13.147 796
                      12/31/2010              13.147              14.391 367
                      12/31/2011              14.391              13.877 210
CON 2  1.60%
                      12/31/2005              N/A              12.229 715
                      12/31/2006              12.229              13.575 1475
                      12/31/2007              13.575              14.792 1355
                      12/31/2008              14.792              8.718 622
                      12/31/2009              8.718              13.024 418
                      12/31/2010              13.024              14.229 227
                      12/31/2011              14.229              13.693 153
AZL Mid Cap Index Fund
CON 1  1.40%
                      12/31/2010              N/A              10.670 64
                      12/31/2011              10.670              10.278 49
CON 2  1.60%
                      12/31/2010              N/A              10.656 20
                      12/31/2011              10.656              10.244 18
AZL Money Market Fund
CON 1  1.40%
                      12/31/2002              N/A              10.521 0
                      12/31/2003              10.521              10.410 1880
                      12/31/2004              10.410              10.334 4173
                      12/31/2005              10.334              10.453 5168
                      12/31/2006              10.453              10.766 6819
                      12/31/2007              10.766              11.125 6663
                      12/31/2008              11.125              11.238 4232
                      12/31/2009              11.238              11.106 3025
                      12/31/2010              11.106              10.952 2253
                      12/31/2011              10.952              10.801 1608

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

18

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
CON 2  1.60%
                      12/31/2002              N/A              10.463 0
                      12/31/2003              10.463              10.332 1447
                      12/31/2004              10.332              10.236 2150
                      12/31/2005              10.236              10.333 3170
                      12/31/2006              10.333              10.621 2737
                      12/31/2007              10.621              10.954 2908
                      12/31/2008              10.954              11.043 2174
                      12/31/2009              11.043              10.891 1309
                      12/31/2010              10.891              10.719 965
                      12/31/2011              10.719              10.550 777
AZL Morgan Stanley Global Real Estate Fund
CON 1  1.40%
                      12/31/2006              N/A              12.052 973
                      12/31/2007              12.052              10.852 803
                      12/31/2008              10.852              5.796 167
                      12/31/2009              5.796              8.013 134
                      12/31/2010              8.013              9.550 122
                      12/31/2011              9.550              8.481 75
CON 2  1.60%
                      12/31/2006              N/A              12.036 596
                      12/31/2007              12.036              10.815 616
                      12/31/2008              10.815              5.765 167
                      12/31/2009              5.765              7.954 94
                      12/31/2010              7.954              9.461 86
                      12/31/2011              9.461              8.386 57
AZL Morgan Stanley Mid Cap Growth Fund
CON 1  1.40%
                      12/31/2002              N/A              7.112 0
                      12/31/2003              7.112              9.007 394
                      12/31/2004              9.007              10.767 1300
                      12/31/2005              10.767              12.480 2585
                      12/31/2006              12.480              13.440 3011
                      12/31/2007              13.440              16.193 3724
                      12/31/2008              16.193              8.220 778
                      12/31/2009              8.220              12.780 589
                      12/31/2010              12.780              16.698 351
                      12/31/2011              16.698              15.385 167
CON 2  1.60%
                      12/31/2002              N/A              6.877 0
                      12/31/2003              6.877              8.692 529
                      12/31/2004              8.692              10.370 730
                      12/31/2005              10.370              11.996 1542
                      12/31/2006              11.996              12.893 1794
                      12/31/2007              12.893              15.503 2295
                      12/31/2008              15.503              7.854 466
                      12/31/2009              7.854              12.186 372
                      12/31/2010              12.186              15.891 236
                      12/31/2011              15.891              14.612 134
AZL Oppenheimer Discovery Fund
CON 1  1.40%
                      12/31/2005              N/A              11.125 407
                      12/31/2006              11.125              12.211 563
                      12/31/2007              12.211              12.772 358
                      12/31/2008              12.772              7.135 82
                      12/31/2009              7.135              9.244 58
                      12/31/2010              9.244              11.744 81
                      12/31/2011              11.744              10.957 27
CON 2  1.60%
                      12/31/2005              N/A              11.110 238
                      12/31/2006              11.110              12.171 251
                      12/31/2007              12.171              12.704 144
                      12/31/2008              12.704              7.082 48
                      12/31/2009              7.082              9.158 36
                      12/31/2010              9.158              11.611 36
                      12/31/2011              11.611              10.811 16
AZL S&P 500 Index Fund
CON 1  1.40%
                      12/31/2007              N/A              9.882 258
                      12/31/2008              9.882              6.079 1554
                      12/31/2009              6.079              7.514 1243
                      12/31/2010              7.514              8.489 779
                      12/31/2011              8.489              8.502 592
CON 2  1.60%
                      12/31/2007              N/A              9.869 32
                      12/31/2008              9.869              6.058 613
                      12/31/2009              6.058              7.474 762
                      12/31/2010              7.474              8.427 397
                      12/31/2011              8.427              8.423 255
AZL Schroder Emerging Markets Equity Fund
CON 1  1.40%
                      12/31/2006              N/A              10.472 1100
                      12/31/2007              10.472              13.455 2020
                      12/31/2008              13.455              6.384 877
                      12/31/2009              6.384              10.813 787
                      12/31/2010              10.813              11.985 491
                      12/31/2011              11.985              9.778 253
CON 2  1.60%
                      12/31/2006              N/A              10.458 455
                      12/31/2007              10.458              13.410 898
                      12/31/2008              13.410              6.350 509
                      12/31/2009              6.350              10.734 361
                      12/31/2010              10.734              11.874 216
                      12/31/2011              11.874              9.667 107
AZL Small Cap Stock Index Fund
CON 1  1.40%
                      12/31/2007              N/A              9.329 56
                      12/31/2008              9.329              6.353 925
                      12/31/2009              6.353              7.821 587
                      12/31/2010              7.821              9.678 357
                      12/31/2011              9.678              9.571 257
CON 2  1.60%
                      12/31/2007              N/A              9.317 18
                      12/31/2008              9.317              6.331 485
                      12/31/2009              6.331              7.779 278
                      12/31/2010              7.779              9.607 227
                      12/31/2011              9.607              9.482 170
BlackRock Global Allocation V.I. Fund
CON 1  1.40%
                      12/31/2008              N/A              7.919 505
                      12/31/2009              7.919              9.443 428
                      12/31/2010              9.443              10.220 373
                      12/31/2011              10.220              9.712 272

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

19

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
CON 2  1.60%
                      12/31/2008              N/A              7.909 163
                      12/31/2009              7.909              9.411 349
                      12/31/2010              9.411              10.166 165
                      12/31/2011              10.166              9.641 120
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
CON 1  1.40%
                      12/31/2002              N/A              13.897 0
                      12/31/2003              13.897              20.548 597
                      12/31/2004              20.548              24.304 860
                      12/31/2005              24.304              23.013 670
                      12/31/2006              23.013              27.516 532
                      12/31/2007              27.516              28.256 403
                      12/31/2008              28.256              16.847 69
                      12/31/2009              16.847              22.504 48
                      12/31/2010              22.504              28.552 25
                      12/31/2011              28.552
CON 2  1.60%
                      12/31/2002              N/A              13.666 0
                      12/31/2003              13.666              20.166 448
                      12/31/2004              20.166              23.805 691
                      12/31/2005              23.805              22.496 510
                      12/31/2006              22.496              26.844 398
                      12/31/2007              26.844              27.510 297
                      12/31/2008              27.510              16.370 48
                      12/31/2009              16.370              21.823 33
                      12/31/2010              21.823              27.632 18
                      12/31/2011              27.632
Davis VA Financial Portfolio
CON 1  1.40%
                      12/31/2002              N/A              9.652 0
                      12/31/2003              9.652              12.578 317
                      12/31/2004              12.578              13.683 853
                      12/31/2005              13.683              14.624 941
                      12/31/2006              14.624              17.090 1116
                      12/31/2007              17.090              15.832 679
                      12/31/2008              15.832              8.373 187
                      12/31/2009              8.373              11.657 115
                      12/31/2010              11.657              12.771 68
                      12/31/2011              12.771              11.592 59
CON 2  1.60%
                      12/31/2002              N/A              9.496 0
                      12/31/2003              9.496              12.350 303
                      12/31/2004              12.350              13.408 751
                      12/31/2005              13.408              14.301 842
                      12/31/2006              14.301              16.679 914
                      12/31/2007              16.679              15.421 594
                      12/31/2008              15.421              8.140 148
                      12/31/2009              8.140              11.309 115
                      12/31/2010              11.309              12.365 86
                      12/31/2011              12.365              11.201 53
Davis VA Value Portfolio
CON 1  1.40%
                      12/31/2002              N/A              7.967 0
                      12/31/2003              7.967              10.193 1414
                      12/31/2004              10.193              11.291 2337
                      12/31/2005              11.291              12.186 2001
                      12/31/2006              12.186              13.819 1702
                      12/31/2007              13.819              14.258 1360
                      12/31/2008              14.258              8.390 273
                      12/31/2009              8.390              10.851 178
                      12/31/2010              10.851              12.066 99
                      12/31/2011              12.066              11.402 61
CON 2  1.60%
                      12/31/2002              N/A              7.778 1
                      12/31/2003              7.778              9.932 1036
                      12/31/2004              9.932              10.979 1674
                      12/31/2005              10.979              11.826 1360
                      12/31/2006              11.826              13.385 1153
                      12/31/2007              13.385              13.782 882
                      12/31/2008              13.782              8.094 163
                      12/31/2009              8.094              10.447 115
                      12/31/2010              10.447              11.593 66
                      12/31/2011              11.593              10.934 52
Franklin Global Real Estate Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              29.645 0
                      12/31/2003              29.645              39.683 234
                      12/31/2004              39.683              51.573 906
                      12/31/2005              51.573              57.711 1368
                      12/31/2006              57.711              68.626 1101
                      12/31/2007              68.626              53.550 691
                      12/31/2008              53.550              30.419 138
                      12/31/2009              30.419              35.721 89
                      12/31/2010              35.721              42.610 51
                      12/31/2011              42.610              39.644 49
CON 2  1.60%
                      12/31/2002              N/A              29.299 0
                      12/31/2003              29.299              39.141 245
                      12/31/2004              39.141              50.768 752
                      12/31/2005              50.768              56.696 925
                      12/31/2006              56.696              67.285 790
                      12/31/2007              67.285              52.398 457
                      12/31/2008              52.398              29.705 89
                      12/31/2009              29.705              34.813 61
                      12/31/2010              34.813              41.444 41
                      12/31/2011              41.444              38.482 42
Franklin Growth and Income Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              24.327 0
                      12/31/2003              24.327              30.153 215
                      12/31/2004              30.153              32.888 762
                      12/31/2005              32.888              33.572 991
                      12/31/2006              33.572              38.653 969
                      12/31/2007              38.653              36.700 701
                      12/31/2008              36.700              23.471 149
                      12/31/2009              23.471              29.290 94
                      12/31/2010              29.290              33.700 56
                      12/31/2011              33.700              34.032 49

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

20

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
CON 2  1.60%
                      12/31/2002              N/A              23.503 0
                      12/31/2003              23.503              29.073 199
                      12/31/2004              29.073              31.647 610
                      12/31/2005              31.647              32.240 753
                      12/31/2006              32.240              37.046 710
                      12/31/2007              37.046              35.104 492
                      12/31/2008              35.104              22.405 107
                      12/31/2009              22.405              27.904 66
                      12/31/2010              27.904              32.041 41
                      12/31/2011              32.041              32.293 34
Franklin High Income Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              16.277 0
                      12/31/2003              16.277              21.056 290
                      12/31/2004              21.056              22.813 929
                      12/31/2005              22.813              23.242 1211
                      12/31/2006              23.242              25.066 1269
                      12/31/2007              25.066              25.387 946
                      12/31/2008              25.387              19.180 215
                      12/31/2009              19.180              26.989 207
                      12/31/2010              26.989              30.142 142
                      12/31/2011              30.142              31.080 74
CON 2  1.60%
                      12/31/2002              N/A              16.179 0
                      12/31/2003              16.179              20.887 272
                      12/31/2004              20.887              22.584 631
                      12/31/2005              22.584              22.963 720
                      12/31/2006              22.963              24.716 731
                      12/31/2007              24.716              24.982 570
                      12/31/2008              24.982              18.837 113
                      12/31/2009              18.837              26.452 95
                      12/31/2010              26.452              29.484 66
                      12/31/2011              29.484              30.340 58
Franklin Income Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              27.822 2
                      12/31/2003              27.822              36.137 83
                      12/31/2004              36.137              40.570 1164
                      12/31/2005              40.570              40.649 2943
                      12/31/2006              40.649              47.397 4455
                      12/31/2007              47.397              48.490 3642
                      12/31/2008              48.490              33.635 772
                      12/31/2009              33.635              44.972 446
                      12/31/2010              44.972              49.967 251
                      12/31/2011              49.967              50.449 193
CON 2  1.60%
                      12/31/2002              N/A              26.934 0
                      12/31/2003              26.934              34.914 87
                      12/31/2004              34.914              39.119 880
                      12/31/2005              39.119              39.117 1785
                      12/31/2006              39.117              45.520 2380
                      12/31/2007              45.520              46.476 2110
                      12/31/2008              46.476              32.173 426
                      12/31/2009              32.173              42.932 240
                      12/31/2010              42.932              47.605 139
                      12/31/2011              47.605              47.968 99
Franklin Large Cap Growth Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              13.863 0
                      12/31/2003              13.863              17.354 437
                      12/31/2004              17.354              18.470 2048
                      12/31/2005              18.470              18.406 2799
                      12/31/2006              18.406              20.129 2557
                      12/31/2007              20.129              21.084 1898
                      12/31/2008              21.084              13.612 371
                      12/31/2009              13.612              17.413 245
                      12/31/2010              17.413              19.161 133
                      12/31/2011              19.161              18.611 96
CON 2  1.60%
                      12/31/2002              N/A              13.406 0
                      12/31/2003              13.406              16.749 353
                      12/31/2004              16.749              17.790 1361
                      12/31/2005              17.790              17.693 1771
                      12/31/2006              17.693              19.311 1539
                      12/31/2007              19.311              20.186 1107
                      12/31/2008              20.186              13.006 213
                      12/31/2009              13.006              16.605 136
                      12/31/2010              16.605              18.235 79
                      12/31/2011              18.235              17.677 71
Franklin Rising Dividends Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              24.384 1
                      12/31/2003              24.384              29.957 649
                      12/31/2004              29.957              32.788 1970
                      12/31/2005              32.788              33.442 2827
                      12/31/2006              33.442              38.624 2580
                      12/31/2007              38.624              37.061 1800
                      12/31/2008              37.061              26.641 372
                      12/31/2009              26.641              30.828 237
                      12/31/2010              30.828              36.674 141
                      12/31/2011              36.674              38.335 112
CON 2  1.60%
                      12/31/2002              N/A              23.520 0
                      12/31/2003              23.520              28.837 552
                      12/31/2004              28.837              31.499 1481
                      12/31/2005              31.499              32.063 1800
                      12/31/2006              32.063              36.958 1656
                      12/31/2007              36.958              35.391 1095
                      12/31/2008              35.391              25.390 221
                      12/31/2009              25.390              29.321 146
                      12/31/2010              29.321              34.812 86
                      12/31/2011              34.812              36.316 73
Franklin Small Cap Value Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              9.550 0
                      12/31/2003              9.550              12.442 371
                      12/31/2004              12.442              15.182 1404
                      12/31/2005              15.182              16.284 1761
                      12/31/2006              16.284              18.785 1325
                      12/31/2007              18.785              18.082 942
                      12/31/2008              18.082              11.943 175
                      12/31/2009              11.943              15.211 108
                      12/31/2010              15.211              19.233 62
                      12/31/2011              19.233              18.253 51

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

21

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
CON 2  1.60%
                      12/31/2002              N/A              9.372 0
                      12/31/2003              9.372              12.186 278
                      12/31/2004              12.186              14.840 991
                      12/31/2005              14.840              15.885 1099
                      12/31/2006              15.885              18.288 843
                      12/31/2007              18.288              17.568 579
                      12/31/2008              17.568              11.580 112
                      12/31/2009              11.580              14.720 71
                      12/31/2010              14.720              18.574 46
                      12/31/2011              18.574              17.593 42
Franklin Small-Mid Cap Growth Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              14.002 0
                      12/31/2003              14.002              18.949 347
                      12/31/2004              18.949              20.829 920
                      12/31/2005              20.829              21.524 1184
                      12/31/2006              21.524              23.070 960
                      12/31/2007              23.070              25.305 727
                      12/31/2008              25.305              14.349 139
                      12/31/2009              14.349              20.315 82
                      12/31/2010              20.315              25.566 71
                      12/31/2011              25.566              23.994 37
CON 2  1.60%
                      12/31/2002              N/A              13.562 0
                      12/31/2003              13.562              18.318 271
                      12/31/2004              18.318              20.095 591
                      12/31/2005              20.095              20.723 678
                      12/31/2006              20.723              22.168 598
                      12/31/2007              22.168              24.267 451
                      12/31/2008              24.267              13.733 82
                      12/31/2009              13.733              19.404 50
                      12/31/2010              19.404              24.370 34
                      12/31/2011              24.370              22.826 26
Franklin Templeton VIP Founding Funds Allocation Fund
CON 1  1.40%
                      12/31/2007              N/A              9.246 71
                      12/31/2008              9.246              5.847 66
                      12/31/2009              5.847              7.510 81
                      12/31/2010              7.510              8.165 42
                      12/31/2011              8.165              7.927 25
CON 2  1.60%
                      12/31/2007              N/A              9.237 1176
                      12/31/2008              9.237              5.829 138
                      12/31/2009              5.829              7.472 175
                      12/31/2010              7.472              8.108 97
                      12/31/2011              8.108              7.856 39
Franklin U.S. Government Fund
CON 1  1.40%
                      12/31/2002              N/A              23.402 0
                      12/31/2003              23.402              23.587 545
                      12/31/2004              23.587              24.067 1583
                      12/31/2005              24.067              24.304 2101
                      12/31/2006              24.304              24.929 1954
                      12/31/2007              24.929              26.205 1814
                      12/31/2008              26.205              27.800 709
                      12/31/2009              27.800              28.262 525
                      12/31/2010              28.262              29.342 378
                      12/31/2011              29.342              30.578 277
CON 2  1.60%
                      12/31/2002              N/A              22.603 0
                      12/31/2003              22.603              22.737 547
                      12/31/2004              22.737              23.152 1241
                      12/31/2005              23.152              23.334 1524
                      12/31/2006              23.334              23.887 1347
                      12/31/2007              23.887              25.058 1037
                      12/31/2008              25.058              26.531 346
                      12/31/2009              26.531              26.918 264
                      12/31/2010              26.918              27.890 197
                      12/31/2011              27.890              29.008 114
Jennison Portfolio
CON 1  1.40%
                      12/31/2010              N/A              10.451 21
                      12/31/2011              10.451              10.297 16
CON 2  1.60%
                      12/31/2010              N/A              10.436 8
                      12/31/2011              10.436              10.262 10
Mutual Shares Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              13.568 1
                      12/31/2003              13.568              16.744 841
                      12/31/2004              16.744              18.596 2985
                      12/31/2005              18.596              20.273 6330
                      12/31/2006              20.273              23.667 9141
                      12/31/2007              23.667              24.148 7661
                      12/31/2008              24.148              14.975 1575
                      12/31/2009              14.975              18.614 865
                      12/31/2010              18.614              20.410 468
                      12/31/2011              20.410              19.917 384
CON 2  1.60%
                      12/31/2002              N/A              13.314 0
                      12/31/2003              13.314              16.397 654
                      12/31/2004              16.397              18.175 2302
                      12/31/2005              18.175              19.775 3928
                      12/31/2006              19.775              23.039 4984
                      12/31/2007              23.039              23.460 4065
                      12/31/2008              23.460              14.520 805
                      12/31/2009              14.520              18.011 444
                      12/31/2010              18.011              19.709 260
                      12/31/2011              19.709              19.195 222
Oppenheimer Global Securities Fund/VA
CON 1  1.40%
                      12/31/2002              N/A              6.912 0
                      12/31/2003              6.912              9.748 1339
                      12/31/2004              9.748              11.454 2438
                      12/31/2005              11.454              12.911 2068
                      12/31/2006              12.911              14.985 1725
                      12/31/2007              14.985              15.709 1348
                      12/31/2008              15.709              9.265 242
                      12/31/2009              9.265              12.769 146
                      12/31/2010              12.769              14.602 81
                      12/31/2011              14.602              13.206 62

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

22

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
CON 2  1.60%
                      12/31/2002              N/A              6.708 1
                      12/31/2003              6.708              9.441 1096
                      12/31/2004              9.441              11.072 1833
                      12/31/2005              11.072              12.455 1536
                      12/31/2006              12.455              14.427 1288
                      12/31/2007              14.427              15.094 958
                      12/31/2008              15.094              8.884 169
                      12/31/2009              8.884              12.220 114
                      12/31/2010              12.220              13.946 67
                      12/31/2011              13.946              12.588 47
Oppenheimer High Income Fund/VA
CON 1  1.40%
                      12/31/2002              N/A              9.223 0
                      12/31/2003              9.223              11.273 238
                      12/31/2004              11.273              12.113 479
                      12/31/2005              12.113              12.221 385
                      12/31/2006              12.221              13.188 324
                      12/31/2007              13.188              12.990 242
                      12/31/2008              12.990              2.732 250
                      12/31/2009              2.732              3.376 300
                      12/31/2010              3.376              3.822 234
                      12/31/2011              3.822              3.681 206
CON 2  1.60%
                      12/31/2002              N/A              9.318 0
                      12/31/2003              9.318              11.367 235
                      12/31/2004              11.367              12.189 403
                      12/31/2005              12.189              12.274 316
                      12/31/2006              12.274              13.217 278
                      12/31/2007              13.217              12.993 190
                      12/31/2008              12.993              2.727 37
                      12/31/2009              2.727              3.363 50
                      12/31/2010              3.363              3.800 40
                      12/31/2011              3.800              3.653 46
Oppenheimer Main Street Fund/VA
CON 1  1.40%
                      12/31/2002              N/A              6.682 0
                      12/31/2003              6.682              8.349 1376
                      12/31/2004              8.349              9.012 1912
                      12/31/2005              9.012              9.418 1642
                      12/31/2006              9.418              10.682 1376
                      12/31/2007              10.682              10.999 1083
                      12/31/2008              10.999              6.674 208
                      12/31/2009              6.674              8.442 169
                      12/31/2010              8.442              9.666 120
                      12/31/2011              9.666              9.530 84
CON 2  1.60%
                      12/31/2002              N/A              6.546 0
                      12/31/2003              6.546              8.164 1316
                      12/31/2004              8.164              8.794 2009
                      12/31/2005              8.794              9.172 1620
                      12/31/2006              9.172              10.383 1329
                      12/31/2007              10.383              10.669 1060
                      12/31/2008              10.669              6.460 198
                      12/31/2009              6.460              8.156 148
                      12/31/2010              8.156              9.320 97
                      12/31/2011              9.320              9.171 75
PIMCO EqS Pathfinder Portfolio
CON 1  1.40%
                      12/31/2010              N/A              10.337 2
                      12/31/2011              10.337              9.713 625
CON 2  1.60%
                      12/31/2010              N/A              10.323 9
                      12/31/2011              10.323              9.680 356
PIMCO VIT All Asset Portfolio
CON 1  1.40%
                      12/31/2004              N/A              11.878 2094
                      12/31/2005              11.878              12.443 5307
                      12/31/2006              12.443              12.842 4512
                      12/31/2007              12.842              13.717 3378
                      12/31/2008              13.717              11.383 748
                      12/31/2009              11.383              13.646 573
                      12/31/2010              13.646              15.218 388
                      12/31/2011              15.218              15.300 286
CON 2  1.60%
                      12/31/2004              N/A              11.862 1382
                      12/31/2005              11.862              12.401 2737
                      12/31/2006              12.401              12.774 2161
                      12/31/2007              12.774              13.617 1664
                      12/31/2008              13.617              11.277 374
                      12/31/2009              11.277              13.492 293
                      12/31/2010              13.492              15.016 253
                      12/31/2011              15.016              15.067 193
PIMCO VIT CommodityRealReturn Strategy Portfolio
CON 1  1.40%
                      12/31/2005              N/A              11.037 1064
                      12/31/2006              11.037              10.546 1731
                      12/31/2007              10.546              12.816 1340
                      12/31/2008              12.816              7.103 524
                      12/31/2009              7.103              9.913 546
                      12/31/2010              9.913              12.173 346
                      12/31/2011              12.173              11.097 176
CON 2  1.60%
                      12/31/2005              N/A              11.022 547
                      12/31/2006              11.022              10.511 856
                      12/31/2007              10.511              12.747 779
                      12/31/2008              12.747              7.051 252
                      12/31/2009              7.051              9.821 227
                      12/31/2010              9.821              12.035 133
                      12/31/2011              12.035              10.950 66
PIMCO VIT Emerging Markets Bond Portfolio
CON 1  1.40%
                      12/31/2005              N/A              10.927 587
                      12/31/2006              10.927              11.776 531
                      12/31/2007              11.776              12.287 570
                      12/31/2008              12.287              10.347 154
                      12/31/2009              10.347              13.324 162
                      12/31/2010              13.324              14.738 114
                      12/31/2011              14.738              15.454 57

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

23

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
CON 2  1.60%
                      12/31/2005              N/A              10.913 302
                      12/31/2006              10.913              11.736 489
                      12/31/2007              11.736              12.221 395
                      12/31/2008              12.221              10.272 76
                      12/31/2009              10.272              13.200 49
                      12/31/2010              13.200              14.572 57
                      12/31/2011              14.572              15.249 38
PIMCO VIT Global Bond Portfolio (Unhedged)
CON 1  1.40%
                      12/31/2005              N/A              9.349 316
                      12/31/2006              9.349              9.648 771
                      12/31/2007              9.648              10.440 798
                      12/31/2008              10.440              10.208 380
                      12/31/2009              10.208              11.763 298
                      12/31/2010              11.763              12.952 206
                      12/31/2011              12.952              13.740 206
CON 2  1.60%
                      12/31/2005              N/A              9.336 160
                      12/31/2006              9.336              9.616 299
                      12/31/2007              9.616              10.385 383
                      12/31/2008              10.385              10.133 214
                      12/31/2009              10.133              11.654 153
                      12/31/2010              11.654              12.806 89
                      12/31/2011              12.806              13.558 45
PIMCO VIT High Yield Portfolio
CON 1  1.40%
                      12/31/2002              N/A              9.333 0
                      12/31/2003              9.333              11.311 1022
                      12/31/2004              11.311              12.220 2269
                      12/31/2005              12.220              12.548 2737
                      12/31/2006              12.548              13.500 2643
                      12/31/2007              13.500              13.779 2003
                      12/31/2008              13.779              10.389 509
                      12/31/2009              10.389              14.386 409
                      12/31/2010              14.386              16.244 264
                      12/31/2011              16.244              16.557 164
CON 2  1.60%
                      12/31/2002              N/A              9.635 0
                      12/31/2003              9.635              11.654 987
                      12/31/2004              11.654              12.566 1665
                      12/31/2005              12.566              12.877 1826
                      12/31/2006              12.877              13.827 1604
                      12/31/2007              13.827              14.084 1200
                      12/31/2008              14.084              10.597 270
                      12/31/2009              10.597              14.646 199
                      12/31/2010              14.646              16.504 158
                      12/31/2011              16.504              16.789 96
PIMCO VIT Real Return Portfolio
CON 1  1.40%
                      12/31/2003              N/A              10.516 933
                      12/31/2004              10.516              11.294 4697
                      12/31/2005              11.294              11.371 6670
                      12/31/2006              11.371              11.294 6009
                      12/31/2007              11.294              12.324 4830
                      12/31/2008              12.324              11.295 1433
                      12/31/2009              11.295              13.187 1215
                      12/31/2010              13.187              14.058 782
                      12/31/2011              14.058              15.482 625
CON 2  1.60%
                      12/31/2003              N/A              10.502 1112
                      12/31/2004              10.502              11.257 3192
                      12/31/2005              11.257              11.311 4217
                      12/31/2006              11.311              11.211 3601
                      12/31/2007              11.211              12.209 2784
                      12/31/2008              12.209              11.168 889
                      12/31/2009              11.168              13.012 692
                      12/31/2010              13.012              13.844 489
                      12/31/2011              13.844              15.216 343
PIMCO VIT Total Return Portfolio
CON 1  1.40%
                      12/31/2002              N/A              12.275 1
                      12/31/2003              12.275              12.715 1640
                      12/31/2004              12.715              13.151 3933
                      12/31/2005              13.151              13.287 5954
                      12/31/2006              13.287              13.607 6252
                      12/31/2007              13.607              14.592 5633
                      12/31/2008              14.592              15.080 1857
                      12/31/2009              15.080              16.963 1813
                      12/31/2010              16.963              18.084 1304
                      12/31/2011              18.084              18.478 826
CON 2  1.60%
                      12/31/2002              N/A              12.467 0
                      12/31/2003              12.467              12.888 1394
                      12/31/2004              12.888              13.304 2577
                      12/31/2005              13.304              13.414 3373
                      12/31/2006              13.414              13.710 3419
                      12/31/2007              13.710              14.674 2708
                      12/31/2008              14.674              15.133 883
                      12/31/2009              15.133              16.989 773
                      12/31/2010              16.989              18.076 600
                      12/31/2011              18.076              18.432 337
SP International Growth Portfolio
CON 1  1.40%
                      12/31/2002              N/A              4.079 0
                      12/31/2003              4.079              5.597 281
                      12/31/2004              5.597              6.409 454
                      12/31/2005              6.409              7.318 437
                      12/31/2006              7.318              8.672 379
                      12/31/2007              8.672              10.186 503
                      12/31/2008              10.186              4.973 56
                      12/31/2009              4.973              6.691 35
                      12/31/2010              6.691              7.510 20
                      12/31/2011              7.510              6.271 14
CON 2  1.60%
                      12/31/2002              N/A              4.100 0
                      12/31/2003              4.100              5.615 262
                      12/31/2004              5.615              6.416 362
                      12/31/2005              6.416              7.312 298
                      12/31/2006              7.312              8.648 250
                      12/31/2007              8.648              10.138 249
                      12/31/2008              10.138              4.940 34
                      12/31/2009              4.940              6.633 18
                      12/31/2010              6.633              7.429 13
                      12/31/2011              7.429              6.191 10

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

24

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Foreign Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              14.263 0
                      12/31/2003              14.263              18.596 92
                      12/31/2004              18.596              21.734 762
                      12/31/2005              21.734              23.612 1240
                      12/31/2006              23.612              28.278 1295
                      12/31/2007              28.278              32.192 1042
                      12/31/2008              32.192              18.926 205
                      12/31/2009              18.926              25.576 124
                      12/31/2010              25.576              27.341 71
                      12/31/2011              27.341              24.095 45
CON 2  1.60%
                      12/31/2002              N/A              13.980 0
                      12/31/2003              13.980              18.190 48
                      12/31/2004              18.190              21.217 394
                      12/31/2005              21.217              23.005 611
                      12/31/2006              23.005              27.496 632
                      12/31/2007              27.496              31.239 489
                      12/31/2008              31.239              18.329 98
                      12/31/2009              18.329              24.720 57
                      12/31/2010              24.720              26.372 35
                      12/31/2011              26.372              23.195 22
Templeton Global Bond Securities Fund
CON 1  1.40%
                      12/31/2007              N/A              32.376 382
                      12/31/2008              32.376              33.906 132
                      12/31/2009              33.906              39.681 136
                      12/31/2010              39.681              44.783 123
                      12/31/2011              44.783              43.777 81
CON 2  1.60%
                      12/31/2007              N/A              31.215 155
                      12/31/2008              31.215              32.625 92
                      12/31/2009              32.625              38.105 91
                      12/31/2010              38.105              42.918 84
                      12/31/2011              42.918              41.871 58
Templeton Growth Securities Fund
CON 1  1.40%
                      12/31/2002              N/A              15.227 1
                      12/31/2003              15.227              19.840 91
                      12/31/2004              19.840              22.699 1411
                      12/31/2005              22.699              24.368 3587
                      12/31/2006              24.368              29.270 4987
                      12/31/2007              29.270              29.538 4095
                      12/31/2008              29.538              16.799 794
                      12/31/2009              16.799              21.718 399
                      12/31/2010              21.718              23.000 199
                      12/31/2011              23.000              21.099 201
CON 2  1.60%
                      12/31/2002              N/A              15.003 0
                      12/31/2003              15.003              19.509 118
                      12/31/2004              19.509              22.276 1175
                      12/31/2005              22.276              23.866 2235
                      12/31/2006              23.866              28.610 2765
                      12/31/2007              28.610              28.815 2238
                      12/31/2008              28.815              16.355 440
                      12/31/2009              16.355              21.102 229
                      12/31/2010              21.102              22.302 134
                      12/31/2011              22.302              20.418 140

The Allianz High Five® Variable Annuity Contract SAI – April 30, 2012

25

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2011 and 2010
3.	Consolidated Statements of Operations – Years ended December 31, 2011, 2010, and 2009
4.	Consolidated Statements of Comprehensive Income – Years ended December 31, 2011, 2010, and 2009
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2011, 2010, and 2009
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2011, 2010, and 2009
7.	Notes to Consolidated Financial Statements – December 31, 2011 and 2010
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2011
3.	Statements of Operations – For the year ended December 31, 2011
4.	Statements of Changes in Net Assets – For the year ended December 31, 2011 and 2010
5.	Notes to the Financial Statements – December 31, 2011
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
 (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003 incorporated by reference as exhibit EX-99.B3.b. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.
(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity Contract - L40432 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

b.
Contract Schedule Page - S40252AA incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2006.

c.
GAV Benefit Endorsement - S40253 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

d.
Fixed Account with a MVA Endorsement - S40709-2A incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2006.

e.
Traditional GMDB Endorsement - S40251 incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

f.
Enhanced GMDB Endorsement - S40250 incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

g.
GMIB Endorsement - S40258 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

h.
Increased Annuity Payment Benefit Endorsement - S20220 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

i.
Waiver of Withdrawal Charge Endorsement - S40255 incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 25, 2003.

j.
GWB Endorsement - S40254 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2005.

k.
Inherited IRA/Roth IRA Endorsement - S40713 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2005.

l.
MVA Amendment Endorsement - S40740 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 23, 2007.

5.	a.
Application for Individual Variable Annuity Contract - F40429 incorporated by reference as exhibit EX-99.B5. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

g.
Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

h.
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06 incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 3 to Registrant's Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965), electronically filed on January 6, 2003.

k.
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

l.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

m.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

n.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

o.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

p.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

q.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

r.
Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

s.
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00 incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

t.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

u.
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

v.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

w.
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

x.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

y.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

z.
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

aa.
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ab.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ac.
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ad.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ae.
Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

af.
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ag.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.k. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 15, 2000.

ah.
Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

ai.
Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.j. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

aj.
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 incorporated by reference as exhibit EX-99.B8.ad. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney incorporated by reference as exhibit EX-99.B13. from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on February 10, 2010.

b.
Power of Attorney-Walter White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

c.
Power of Attorney-Marna C. Whittington, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President and Chief Financial Officer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, Secretary and General Counsel
Carsten Quitter	Senior Vice President, Chief Investment Officer
Cathy Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Nicole A. Scanlon	Vice President, Controller
Gary C. Bhojwani	Director and Chairman of the Board
Michael P. Sullivan 500 IDS Center 80 South 8th Street Minneapolis, MN 55402	Director
Dale E. Lauer 14103 205th Ave. NE Woodinville, WA 98077	Director
Marna C. Whittington 2959 Barley Mill Yorklyn, DE 19736	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Pre-Effective No. 1 to Form N-4 File Nos. 333-171427 and 811-05618 filed electronically on April 7, 2011.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 30, 2012 there were 34,292 qualified Contract Owners and 18,993 non-qualified Allianz High Five Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Governor, Chief Executive Officer and President
Thomas Burns	Governor
Kristine Starkman	Chief Compliance Officer
Jasmine Jirele	Chief Operating Officer and Senior Vice President
Angie Forsman	Vice President, Chief Financial Officer
Robert Densmore	Senior Vice President
Corey Walther	Senior Vice President
Michael Brandriet	Senior Vice President
Jennifer Sosniecki	Money Laundering Prevention Officer
Michael G. Brennan	Vice President, Compliance
Steve Miller	Assistant Vice President
Theodore C. Cadwell, Jr.	Secretary
Tracy M. Hardy	Assistant Secretary

c.	For the period 1-1-2011 to 12-31-2011
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$264,909,554.57	$0	$0	$0
The $264,909,554.57 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 25th day of April, 2012.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE**
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2012.

Signature	Title
Gary C. Bhojwani*	Director and Chairman of the Board
Walter R. White**	Director, President & Chief Executive Officer
Giulio Terzariol*	Director, Senior Vice President and Chief Financial Officer
Michael P. Sullivan*	Director
Dale E. Lauer*	Director
Marna C. Whittington***	Director

*
By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.

**
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

***
By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 12

TO FORM N-4

(FILE NOS. 333-90260 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm